Filed electronically with the Securities and
                      Exchange Commission on July 29, 1999
                                                             File No. 2-78122
                                                             File No. 811-3495


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /   /

                           Pre-Effective Amendment No.                     /   /
                         Post-Effective Amendment No. 32                   / X /
                                                     ----
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /   /

                                Amendment No. 28                           / X /
                                             ----


                               SCUDDER FUND, INC.
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY      10154
                       -----------------------------      -----
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                            -------------
                                  John Millette
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston MA 02110
                    ----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

/   /    immediately upon filing pursuant to paragraph (b),
/   /    on _______________ pursuant to paragraph (b),
/   /    60 days after filing pursuant to paragraph (a)(1),
/ X /    on October 1, 1999  pursuant to paragraph (a)(1)
/   /    75 days after filing pursuant to paragraph (a)(2)
/   /    On _____________pursuant to paragraph (a)(2) of Rule 485.

         If Appropriate, check the following box:
/   /    This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                               SCUDDER FUND, INC.


                           Scudder Money Market Series

                        Prime Reserve Money Market Shares
                           Premium Money Market Shares
                              Institutional Shares
                                 Managed Shares

                     Scudder Government Money Market Series

                              Institutional Shares
                                 Managed Shares

                      Scudder Tax-Free Money Market Series

                              Institutional Shares
                                 Managed Shares

SCUDDER

--------------------------------------------------------------------------------
Money Market
--------------------------------------------------------------------------------


Scudder Money
Market Series    Fund #000

Institutional Shares


Prospectus

October 1, 1999



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder Money Market Series

             How the fund works


                2   Investment Approach


                3   Main Risks to Investors


                4   The Fund's Track Record


                5   How Much Investors Pay


                6   Other Policies and Risks


                7   Who Manages the Fund


                8   Financial Highlights


             How to invest in the fund


               10   How to Buy and Sell Shares


               11   Policies You Should Know About


               15   Understanding Distributions and Taxes

How the fund works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect its performance.

You'll also be able to look at the fund's track record and get an idea of the costs you should expect to pay as a fund shareholder.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other organization. This fund's share price isn't guaranteed, so be aware that you could lose money.

You can access all Scudder fund prospectuses online at: www.scudder.com

--------------------------------------------------------------------------------
                    ticker symbol  |   XXXXX    fund number  |    000

Scudder Money Market Series
--------------------------------------------------------------------------------

Investment Approach

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital, and the fund's investment policies. It does this by investing exclusively in short-term securities that are denominated in U.S. dollars, as well as repurchase agreements that are backed by these securities.


The fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations, and municipalities. The fund may invest more than 25% of total assets in bank obligations. However, everything the fund buys must meet the standards for money market fund investments (see sidebar).


Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TWO PARAGRAPHS.

--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:


o individual securities must have remaining maturities of no more than 397 days


o the dollar-weighted average maturity of the fund's hold ings cannot exceed 90 days


o all securities must be in the top two credit grades for short-term securities

2 | Scudder Money Market Series

--------------------------------------------------------------------------------
[ICON] With its higher investment minimums and reduced transaction features, this fund may be appropriate for investors interested in a longer-term cash investment.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.


As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.


A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.


Other factors that could affect performance include:


o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates


                                                 Scudder Money Market Series | 3

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the total returns for the fund's Institutional Shares have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the Institutional Shares' returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.


--------------------------------------------------------------------------------
 Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 00.00  -00.00  00.00  00.00  00.00 00.00  00.00  00.00  00.00  00.00


--------------------------------------------------------------------------------

1999 Total Return as of June 30: 0.00%
Best Quarter: 0.00%, Q0 `90    Worst Quarter: -0.00%, Q0 `90


--------------------------------------------------------------------------------
 Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------
  1 Year                   5 Years                  10 Years
--------------------------------------------------------------------------------
   0.00                     0.00                      0.00
--------------------------------------------------------------------------------


To find out the fund's current seven-day yield, call 1-800-SCUDDER.


4 | Scudder Money Market Series

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


The table shows fees for the fund's Institutional Shares.

--------------------------------------------------------------------------------
 Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                           None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None
--------------------------------------------------------------------------------
Other Expenses*                                         0.00%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         0.00%
--------------------------------------------------------------------------------
Expense Reimbursement                                   0.00%
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                         0.00%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

**   By contract, expenses are capped at 0.00% through 00/00/00.


--------------------------------------------------------------------------------
 Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of capped expenses), this example is designed to help you compare the expenses of the fund's Institutional Shares to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.



 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000
--------------------------------------------------------------------------------

                                                 Scudder Money Market Series | 5

Other Policies and Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:


o Although major changes tend to be rare, the Board of Directors could change the fund's investment goal and other policies without seeking shareholder approval.

o Scudder Kemper measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. When ratings don't agree, the fund may use the higher rating. If a security's credit quality falls, the security will usually be sold unless the adviser or the Board of Directors believes this would not be in the shareholders' best interests.


Year 2000 readiness

Like all mutual funds, this fund could be affected by the inability of some computer systems to recognize the year 2000. Scudder Kemper has a year 2000 readiness program designed to address this problem, and is also researching the readiness of suppliers and business partners as well as issuers of securities the fund owns. Still, there's some risk that the year 2000 problem could materially affect the fund's operations (such as its ability to calculate net asset value and process purchases and redemptions), its investments, or securities markets in general.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TWO PARAGRAPHS.

--------------------------------------------------------------------------------
FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the SAI (the back cover has information on how to do this).

6 | Other Policies and Risks

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the fund, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages the Fund

The investment adviser

The fund's investment adviser is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 70 years of experience managing mutual funds, and currently has more than $xxx billion in assets under management.


Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.


As payment for serving as investment adviser, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.


The portfolio managers

Below are the people who handle the fund's day-to-day management.


Frank J. Rachwalski
Lead Portfolio Manager
  o Began investment career in 1973
  o Joined the adviser in 1973
  o Joined the fund team in [YEAR]

Dean Meddaugh
  o Began investment career in [YEAR]
  o Joined the adviser in [YEAR]
  o Joined the fund team in [YEAR]

                                                        Who Manages the Fund | 7

Financial Highlights

This table is designed to help you understand the financial performance of the fund's Institutional Shares in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).


Scudder Money Market Series


--------------------------------------------------------------------------------
 Years ended March 31,                       1998      1997(a)
--------------------------------------------------------------------------------

 Per-share data ($)
--------------------------------------------------------------------------------
 Net asset value, beginning of period        00.00     00.00
                                         ---------------------------------------
--------------------------------------------------------------------------------
 Income from investment operations
--------------------------------------------------------------------------------
   Net investment income                     00.00     00.00
--------------------------------------------------------------------------------
   Net gains or losses on securities
   (both realized and unrealized)           (00.00)    00.00
                                         ---------------------------------------
--------------------------------------------------------------------------------
   Total from investment operations          00.00     00.00
--------------------------------------------------------------------------------
 Less Distributions
--------------------------------------------------------------------------------
   Dividends from net investment income      00.00    (00.00)
--------------------------------------------------------------------------------
   Distributions from capital gains          00.00     00.00
--------------------------------------------------------------------------------
   Returns of capital                        00.00     00.00
--------------------------------------------------------------------------------
   Total distributions                       00.00     00.00
--------------------------------------------------------------------------------
 Net asset value, end of period              00.00     00.00
                                         ---------------------------------------
--------------------------------------------------------------------------------
 Total Return (%)                            00.00     00.00
                                         ---------------------------------------
--------------------------------------------------------------------------------

 Ratios/supplemental data (%)
--------------------------------------------------------------------------------
 Ratio of expenses to average net assets     0.00       0.00
--------------------------------------------------------------------------------
 Ratio of net income to average net assets   00.00     00.00
--------------------------------------------------------------------------------
 Portfolio turnover rate                    000.00    000.00
--------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)     000,000   000,000
--------------------------------------------------------------------------------

8 | Financial Highlights

How to invest in the fund

The following pages tell you how to invest in this fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket, or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

How to Buy and Sell Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."


--------------------------------------------------------------------------------------------------------
Buying shares            First investment                   Additional investments
--------------------------------------------------------------------------------------------------------

                         $1,000,000 or more for all         No minimum amount
                         accounts
--------------------------------------------------------------------------------------------------------
By mail                  o Fill out and sign an        o Send a check and a letter
or express                 application                   with your name, account
(see below)                                              number, the full name of
                         o Send it to us at the          the fund, and your investment
                           appropriate address,          instructions to us at the
                           along with an                 appropriate address below
                           investment check
--------------------------------------------------------------------------------------------------------
By wire                  o  Call 1-800-537-3177 for    o  Call 1-800-537-3177 for
                            instructions                  instructions
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
  Selling shares
--------------------------------------------------------------------------------------------------------

                         Some transactions, including most for over $100,000, can
                         only be ordered in  writing; if you're in doubt, see page 00.

                         To have proceeds wired to a bank account, see the
                         information on Expedited  Redemption Service on page 00.
--------------------------------------------------------------------------------------------------------
 By phone                o Call 1-800-537-3177 for instructions
--------------------------------------------------------------------------------------------------------
By mail, express,        Write a letter that includes:
or fax
(see below)              o the fund, class, and account number from which you want
                           to sell shares

                         o the dollar amount or number of shares you want to sell

                         o your name(s), signature(s), and address, as they appear
                           on your account

                         o a daytime telephone number
--------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
[ICON]         Regular, express, registered, or certified mail:
               Scudder Service Corporation, c/o Kemper Service Company, Institutional Funds Client Services, 222 South Riverside Plaza, 26th floor, Chicago, IL 60606-______

               Fax number: 1-800-537-9960 (for exchanging and selling only)
--------------------------------------------------------------------------------

10 | How to Buy and Sell Shares

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder institutional service representative between 8:30 a.m. and 6 p.m. eastern time on any fund business day by calling 1-800-537-3177.
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The fund is open for business whenever the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will generally be processed at the next share price calculated. However, Expedited Redemption Service orders that arrive before 12:00 noon will be processed that day, and those arriving after noon but before 4:00 p.m. will be processed if possible.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

                                             Policies You Should Know About | 11

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares, you'll generally receive the dividend for the day on which your shares were sold, unless you use Expedited Redemption Service and we process your order the same day we receive it.

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

Expedited Redemption Service allows you to have proceeds from your sales of fund shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Follow the instructions on your application.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.


12 | Policies You Should Know About

Except for same-day redemptions through Expedited Redemption Service, money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

How the fund calculates share price

The share price for the fund's Institutional Shares is the net asset value per share, or NAV. To calculate the NAV for this share class, the fund uses the following equation:



        Total assets - total liabilities
        ----------------------------------   =   NAV
        Total Number of shares outstanding

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

                                             Policies You Should Know About | 13

[ICON] If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000,000; we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o  change, add, or withdraw various services, fees, and account policies


o  reject or limit purchases of shares for any reason

14 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to declare income dividends daily, and pay them monthly. The fund doesn't expect to make short- or long-term capital gains distributions, although if it did make any it would do so in December.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

                                      Understanding Distributions and Taxes | 15

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on which fund you are in and which type of transaction is involved. The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the funds:



 Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
  o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
  o taxable income dividends you receive from the fund
--------------------------------------------------------------------------------
  o short-term capital gains distributions you receive from the fund
--------------------------------------------------------------------------------


 Generally taxed at capital gains rates
--------------------------------------------------------------------------------
  o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
  o long-term capital gains distributions you receive from the fund
--------------------------------------------------------------------------------

As noted earlier, the fund doesn't expect to make short- or long-term capital gains distributions. Also, because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares.

The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

16 | Understanding Distributions and Taxes

Notes

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-537-3177.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.


Scudder Funds                      SEC

PO Box 2291                        450 Fifth Street, N.W.
Boston, MA 02107-2291              Washington, DC 20549-6009
1-800-537-3177                     1-800-SEC-0330
www.scudder.com                    www.sec.gov


SEC File  Number  000-0000

SCUDDER

--------------------------------------------------------------------------------
 Money Market
--------------------------------------------------------------------------------

Scudder Money
Market Series       Fund #000

Managed Shares


Prospectus
October 1, 1999



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

             Scudder Money Market Series

             How the fund works

                2   Investment Approach

                3   Main Risks to Investors

                4   The Fund's Track Record

                5   How Much Investors Pay

                6   Other Policies and Risks

                7   Who Manages the Fund

                8   Financial Highlights


             How to invest in the fund

               10   How to Buy Shares

               11   How to Exchange or Sell Shares

               12   Policies You Should Know About

               17   Understanding Distributions and Taxes

How the funds work


On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect its performance.

You'll also be able to look at the fund's track record and get an idea of the costs you should expect to pay as a fund shareholder.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other organization. This fund's share price isn't guaranteed, so be aware that you could lose money.

You can access all Scudder fund prospectuses online at: www.scudder.com

--------------------------------------------------------------------------------
                    ticker symbol  |   XXXXX    fund number  |    000

Scudder Money Market Series
--------------------------------------------------------------------------------

Investment Approach

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital, and the fund's investment policies. It does this by investing exclusively in short-term securities that are denominated in U.S. dollars, as well as repurchase agreements that are backed by these securities.

The fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations, and municipalities. The fund may invest more than 25% of total assets in bank obligations. However, everything the fund buys must meet the standards for money market fund investments (see sidebar).

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.

--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o    the average weighted matu rity of the fund's holdings cannot exceed 90 days

o    all securities must be in the top two credit grades for short-term securities
--------------------------------------------------------------------------------

2 | Scudder Money Market Series

--------------------------------------------------------------------------------
[ICON] With its higher investment minimums and reduced transaction features, this fund may be appropriate for investors interested in a longer-term cash investment.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yields tend to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

                                                 Scudder Money Market Series | 3

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the total returns for the fund's Managed Shares have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the Managed Shares' returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.


--------------------------------------------------------------------------------
 Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 00.00  -00.00  00.00  00.00  00.00 00.00  00.00  00.00  00.00  00.00

  `89     `90    `91    `92    `93   `94    `95    `96    `97    `98

--------------------------------------------------------------------------------


1999 Total Return as of June 30: 0.00%
Best Quarter: 0.00%, Q0 `90    Worst Quarter: -0.00%, Q0 '90

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

  1 Year                   5 Years                  10 Years
--------------------------------------------------------------------------------
   0.00                     0.00                      0.00
--------------------------------------------------------------------------------

To find out the fund's current seven-day yield, call 1-800-SCUDDER.

4 | Scudder Money Market Series

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

This table shows fees for the fund's Managed Shares.

 Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                           None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None
--------------------------------------------------------------------------------
Other Expenses*                                         0.00%
                                                  ------------------------------
--------------------------------------------------------------------------------
 Total Annual Operating Expenses                        0.00%
--------------------------------------------------------------------------------
 Expense Reimbursement                                  0.00%
                                                  ------------------------------
--------------------------------------------------------------------------------
 Net Annual Operating Expenses**                        0.00%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

**   By contract, expenses are capped at o.oo% through 00/00/00.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of capped expenses), this example is designed to help you compare the expenses of the fund's Managed Shares to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000
--------------------------------------------------------------------------------

                                                 Scudder Money Market Series | 5

Other Policies and Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be rare, the Board of Directors could change the fund's investment goal and other policies without seeking shareholder approval.

o Scudder Kemper measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. When ratings don't agree, the fund may use the higher rating. If a security's credit quality falls, the security will usually be sold unless the adviser or the Board of Directors believes this would not be in the shareholders' best interests.

Year 2000 readiness

Like all mutual funds, this fund could be affected by the inability of some computer systems to recognize the year 2000. Scudder Kemper has a year 2000 readiness program designed to address this problem, and is also researching the readiness of suppliers and business partners as well as issuers of securities the fund owns. Still, there's some risk that the year 2000 problem could materially affect the fund's operations (such as its ability to calculate net asset value and process purchases and redemptions), its investments, or securities markets in general.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TWO PARAGRAPHS.

--------------------------------------------------------------------------------

FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the SAI (the back cover has information on how to do this).
--------------------------------------------------------------------------------

6 | Other Policies and Risks

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the fund, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages the Fund

The investment adviser

The fund's investment adviser is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 70 years of experience managing mutual funds, and currently has more than $xxx billion in assets under management.

Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

The portfolio managers
Below are the people who handle the fund's day-to-day management.

Frank J. Rachwalski
Lead Portfolio Manager
     o Began investment career in 1973
     o Joined the adviser in 1973
     o Joined the fund team in [YEAR]

Dean Meddaugh
     o Began investment career in [YEAR]
     o Joined the adviser in [YEAR]
     o Joined the fund team in [YEAR]


                                                        Who Manages the Fund | 7

Financial Highlights

This table is designed to help you understand the financial performance of the fund's Managed Shares in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Scudder Money Market Series

--------------------------------------------------------------------------------
 Years ended March 31,                       1998  1997(a)
--------------------------------------------------------------------------------

 Per-share data ($)
--------------------------------------------------------------------------------
 Net asset value, beginning of period        00.00  00.00
                                            ------------------------------------
--------------------------------------------------------------------------------
 Income from investment operations
--------------------------------------------------------------------------------
   Net investment income                     00.00  00.00
--------------------------------------------------------------------------------
   Net gains or losses on securities
   (both realized and unrealized)           (00.00) 00.00
                                            ------------------------------------
--------------------------------------------------------------------------------
   Total from investment operations          00.00  00.00
--------------------------------------------------------------------------------
 Less Distributions
--------------------------------------------------------------------------------
   Dividends from net investment income      00.00 (00.00)
--------------------------------------------------------------------------------
   Distributions from capital gains          00.00  00.00
--------------------------------------------------------------------------------
   Returns of capital                        00.00  00.00
                                            ------------------------------------
--------------------------------------------------------------------------------
   Total distributions                       00.00  00.00
                                            ------------------------------------
--------------------------------------------------------------------------------
   Net asset value, end of period            00.00  00.00
                                            ------------------------------------
--------------------------------------------------------------------------------
 Total Return (%)                            00.00  00.00
--------------------------------------------------------------------------------

 Ratios/supplemental data (%)
--------------------------------------------------------------------------------
 Ratio of expenses to average net assets      0.00    0.00
--------------------------------------------------------------------------------
 Ratio of net income to average net assets   00.00   00.00
--------------------------------------------------------------------------------
 Portfolio turnover rate                    000.00  000.00
--------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)      000,000 000,000
--------------------------------------------------------------------------------

8 | Financial Highlights

How to invest in the fund

The following pages tell you how to invest in this fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket, or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."

------------------------------------------------------------------------------------------------
                              First investment              Additional investments
------------------------------------------------------------------------------------------------

                              $100,000 or more for all        $1,000 or more for regular
                              accounts                        accounts

                              $1,000 or more for IRAs         $100 or more for IRAs

                                                              $50 or more with an
                                                              Automatic Investment Plan
------------------------------------------------------------------------------------------------
 By mail                      o Fill out and sign an        o Send a check and a Scudder
 or express                     application                   investment slip to us at the
 (see below)                                                  appropriate address below
                              o Send it to us at the
                                appropriate address, along  o If you don't have an investment
                                with an investment check      slip, simply include a letter
                                                              with your name, account number,
                                                              the full name of the fund, and
                                                              your investment instructions
------------------------------------------------------------------------------------------------
 By wire                      o Call 1-800-SCUDDER          o Call 1-800-SCUDDER for
                                for instructions              instructions
------------------------------------------------------------------------------------------------
 By phone                     --                            o Call 1-800-SCUDDER for
                                                              instructions
------------------------------------------------------------------------------------------------
 With an                      --                            o To set up regular investments
 automatic                                                    from a bank checking account,
 investment                                                   call 1-800-SCUDDER
 plan
------------------------------------------------------------------------------------------------
 Using QuickBuy               --                            o Call 1-800-SCUDDER

------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON]         Regular mail:

               The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

               Express, registered, or certified mail:
               The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

               Fax number: 1-800-SCUDDER (for exchanging and selling only)
--------------------------------------------------------------------------------

10 | How to Buy Shares

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.

------------------------------------------------------------------------------------------------------------
                                   Exchanging into another fund       Selling shares
------------------------------------------------------------------------------------------------------------

                                     To open a new account              Some transactions, including
                                     same minimum as for a              most for over $100,000, can
                                     new investment                     only be ordered in writing;
                                                                        if you're in doubt, see page 00
                                     For exchanges between
                                     existing accounts.
                                     $1,000 or more
------------------------------------------------------------------------------------------------------------
 By phone                          o Call 1-800-SCUDDER for           o Call 1-800-SCUDDER for
 or wire                             instructions                       instructions

------------------------------------------------------------------------------------------------------------
 Using SAIL(TM)                    o Call 1-800-343-2890 and          o Call 1-800-343-2890 and
                                     follow the instructions            follow the instructions

------------------------------------------------------------------------------------------------------------
 By mail, express, or fax          Write a letter that includes:      Write a letter that includes:
 (see previous page)
                                   o the fund, class, and account     o the fund, class, and account
                                     number you're exchanging           number from which you want
                                     out of                             to sell shares

                                   o the dollar amount or number      o the dollar amount or number
                                     of shares you want to              of shares you want to sell
                                     exchange
                                                                      o your name(s), signature(s),
                                   o the name and class of the          and address, as they appear
                                     fund you want to exchange          on your account
                                     into
                                                                      o a daytime telephone number
                                   o your name(s), signature(s),
                                     and address, as they appear
                                     on your account

                                   o a daytime telephone number
------------------------------------------------------------------------------------------------------------
 With an                           --                                 o To set up regular cash payments
 automatic                                                              from a Scudder fund account,
 withdrawal                                                             call 1-800-SCUDDER
 plan
------------------------------------------------------------------------------------------------------------
 Using QuickSell                   --                                 o Call 1-800-SCUDDER

------------------------------------------------------------------------------------------------------------
 Using                             --                                 o Call 1-800-SCUDDER
 Checkwriting
------------------------------------------------------------------------------------------------------------

                                             How to Exchange or Sell Shares | 11

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. eastern time on any fund business day by calling 1-800-SCUDDER.
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The fund is open for business whenever the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

12 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------

SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that with this fund, you should not write checks for less than $1,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us, or any check for more than $5,000,000. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The funds can only accept wires of $100 or more.

                                             Policies You Should Know About | 13

Exchanges among Scudder funds are an option for shareholders who bought their shares directly from Scudder and for many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject or limit any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

14 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------

How the fund calculates share price

The fund's share price is the net asset value per share, or NAV. To calculate NAV, the fund uses the following equation:


        Total assets - total liabilities
       ----------------------------------        =   NAV
       Total Number of shares outstanding


In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $100,000; we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o change, add, or withdraw various services, fees, and account policies (for example, we may change or terminate the exchange privilege at any time)

                                             Policies You Should Know About | 15

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to declare income dividends daily, and pay them monthly. The fund doesn't expect to make short- or long-term capital gains distributions, although if it did make any it would do so in December

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

16 | Understanding Distributions and Taxes

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on which fund you are in and which type of transaction is involved. The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the funds:


 Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
  o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
  o taxable income dividends you receive from a fund
--------------------------------------------------------------------------------
  o short-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

 Generally taxed at capital gains rates
--------------------------------------------------------------------------------
  o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
  o long-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

As noted earlier, the fund doesn't expect to make short- or long-term capital gains distributions. Also, because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares.

Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

                                      Understanding Distributions and Taxes | 17

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

Scudder Funds                      SEC
PO Box 2291                        450 Fifth Street, N.W.
Boston, MA 02107-2291              Washington, DC 20549-6009

1-800-SCUDDER                      1-800-SEC-0330

www.scudder.com                    www.sec.gov

SEC File Number 000-0000

SCUDDER

--------------------------------------------------------------------------------
 Money Market
--------------------------------------------------------------------------------

Money Market Funds

Scudder Tax Free Money Fund
Fund #000

Scudder U.S. Treasury
Money Fund     Fund #000

Scudder Cash Investment Trust
Fund #000

Scudder Money Market Series
Premium Shares
Prime Reserve Shares
Fund #000

Prospectus
October 1, 1999



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder Money Funds

             How the funds work

                2   Tax Free Money Fund

                6   U.S. Treasury Money Fund

               10   Cash Investment Trust

               14   Money Market Series

               18   Other Policies and Risks

               19   Who Manages and Oversees the Funds

               22   Financial Highlights


             How to invest in the funds

               28   How to Buy Shares

               29   How to Exchange or Sell Shares

               30   Policies You Should Know About

               35   Understanding Distributions and Taxes

How the funds work


These funds are money funds, meaning that they seek to maintain a stable $1.00 share price in order to preserve the value of your investment.

Taken as a group, they represent a spectrum of approaches to money fund investing, from an emphasis on yield to an emphasis on even higher credit quality than money fund regulations require. Two funds invest for income that is free from certain income taxes.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other organization. Their $1.00 share prices aren't guaranteed, so be aware that you could lose money.

You can access all Scudder fund prospectuses online at: www.scudder.com

--------------------------------------------------------------------------------
                    ticker symbol  |   XXXXX    fund number   |   000

Scudder Tax Free Money Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. It does this by investing at least 80% of net assets in short-term municipal securities. The income from these securities is free from regular federal income tax and from alternative minimum tax (AMT). The fund may buy many types of municipal securities, but all must meet the standards for money market fund investments (see sidebar).

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.

--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's hold ings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities

--------------------------------------------------------------------------------

2 | Scudder Tax Free Money Fund

--------------------------------------------------------------------------------
[ICON] This fund may make sense for investors who are in a moderate to high tax bracket and who are looking for the income, liquidity, and stability that a money fund is designed to offer.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain geographic regions or sectors of the municipal market, the fund increases its exposure to any factors affecting these regions or sectors.

Because the fund may invest up to 20% of net assets in securities whose dividends are subject to AMT, a portion of the fund's income may be taxable for some investors.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed

                                                 Scudder Tax Free Money Fund | 3

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the fund's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
 Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 00.00  -00.00  00.00  00.00  00.00 00.00  00.00  00.00  00.00  00.00

  `89     `90    `91    `92    `93   `94    `95    `96    `97    `98

--------------------------------------------------------------------------------

1999 Total Return as of June 30: 0.00%
Best Quarter: 0.00%, Q0 `90    Worst Quarter: -0.00%, Q0 `90

--------------------------------------------------------------------------------
 Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

  1 Year                   5 Years                  10 Years
--------------------------------------------------------------------------------
   0.00                     0.00                      0.00
--------------------------------------------------------------------------------

To find out the fund's current seven-day yield, call 1-800-SCUDDER.

4 | Scudder Tax Free Money Fund

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
 Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                           None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None
--------------------------------------------------------------------------------
Other Expenses*                                         0.00%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         0.00%
--------------------------------------------------------------------------------
Expense Reimbursement                                   0.00%
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                         0.00%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

**   By contract, expenses are capped at 0.00% through 00/00/00.


--------------------------------------------------------------------------------
 Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of capped expenses), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000
--------------------------------------------------------------------------------

                                                 Scudder Tax Free Money Fund | 5

--------------------------------------------------------------------------------
                    ticker symbol  |   XXXXX    fund number  |    000

Scudder U.S. Treasury Money Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks to provide safety, liquidity income that is consistent with safety, liquidity, and stability of shareholders' capital. It does this by investing at least 80% of total assets in short-term U.S. Treasury securities or in repurchase agreements backed by these securities. While the fund may place up to 20% of total assets in other types of investments, it can only invest in short-term securities that are guaranteed by the U.S. government.

Income from Treasuries is free from state and local income taxes, and for most fund shareholders the bulk of the earnings the fund distributes will be free from these taxes as well (though not from federal income tax).

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlooks and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.

--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's hold ings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities

6 | Scudder U.S. Treasury Money Fund

--------------------------------------------------------------------------------
[ICON] Investors whose primary concerns are quality and liquidity may want to consider this fund.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

Because of the fund's high credit standards, its yield may be lower than the yields of money funds that don't limit their investments to government-guaranteed securities.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o political or legal actions could change the way the fund's dividends are taxed, particularly in certain states or localities

                                            Scudder U.S. Treasury Money Fund | 7

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the fund's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.


--------------------------------------------------------------------------------
 Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 00.00  -00.00  00.00  00.00  00.00 00.00  00.00  00.00  00.00  00.00

  `89     `90    `91    `92    `93   `94    `95    `96    `97    `98

--------------------------------------------------------------------------------


1999 Total Return as of June 30: 0.00%
Best Quarter: 0.00%, Q0 `90    Worst Quarter: -0.00%, Q0 `90

--------------------------------------------------------------------------------
 Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

  1 Year                   5 Years                  10 Years
--------------------------------------------------------------------------------
   0.00                     0.00                      0.00
--------------------------------------------------------------------------------

To find out the fund's current seven-day yield, call 1-800-SCUDDER.

8 | Scudder U.S. Treasury Money Fund

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
 Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                           None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None
--------------------------------------------------------------------------------
Other Expenses*                                         0.00%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         0.00%
--------------------------------------------------------------------------------
Expense Reimbursement                                   0.00%
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                         0.00%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

**   By contract, expenses are capped at 0.00% through 00/00/00.

--------------------------------------------------------------------------------
 Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of capped expenses), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000
--------------------------------------------------------------------------------

                                            Scudder U.S. Treasury Money Fund | 9

--------------------------------------------------------------------------------
                    ticker symbol     XXXXX    fund number      000

Scudder Cash Investment Trust
--------------------------------------------------------------------------------

Investment Approach

The fund seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. It does this by investing exclusively in short-term securities that are denominated in U.S. dollars.

The fund may buy securities from many types of issuers, including the U.S. government, banks, corporations, and municipalities. However, everything the fund buys must meet the standards for money market fund investments (see sidebar).

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TWO PARAGRAPHS.

--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's hold ings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities

10 | Scudder Cash Investment Trust

--------------------------------------------------------------------------------
[ICON] This fund, a broadly diversified money fund with an equal emphasis on credit quality and yield, could serve investors who want a versatile money fund that's well suited to a range of purposes.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to any factors affecting these sectors.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

                                              Scudder Cash Investment Trust | 11

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the fund's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
 Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 00.00  -00.00  00.00  00.00  00.00 00.00  00.00  00.00  00.00  00.00

  `89     `90    `91    `92    `93   `94    `95    `96    `97    `98

--------------------------------------------------------------------------------

1999 Total Return as of June 30: 0.00%
Best Quarter: 0.00%, Q0 `90    Worst Quarter: -0.00%, Q0 `90



--------------------------------------------------------------------------------
 Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

  1 Year                   5 Years                  10 Years
--------------------------------------------------------------------------------
   0.00                     0.00                      0.00
--------------------------------------------------------------------------------

To find out the fund's current seven-day yield, call 1-800-SCUDDER.

12 | Scudder Cash Investment Trust

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


--------------------------------------------------------------------------------
 Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                           None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None
--------------------------------------------------------------------------------
Other Expenses*                                         0.00%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         0.00%
--------------------------------------------------------------------------------
Expense Reimbursement                                   0.00%
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                         0.00%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

**   By contract, expenses are capped at 0.00% through 00/00/00.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of capped expenses), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000              $0,000           $0,000           $0,000
--------------------------------------------------------------------------------

                                              Scudder Cash Investment Trust | 13

--------------------------------------------------------------------------------
       ticker symbols    Premium Shares        |   XXXXX   fund number  |    000
                         Prime Reserve Shares  |   XXXXX

Scudder Money Market Series
--------------------------------------------------------------------------------

Investment Approach

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital, and the fund's investment policies. It does this by investing exclusively in short-term securities that are denominated in U.S. dollars, as well as repurchase agreements that are backed by these securities.

The fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations, and municipalities. The fund may invest more than 25% of total assets in bank obligations. However, everything the fund buys must meet the standards for money market fund investments (see sidebar).

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.

--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's hold ings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities

14 | Scudder Money Market Series

--------------------------------------------------------------------------------
[ICON] With its higher investment minimums and reduced transaction features, this fund may be appropriate for investors interested in a longer-term cash investment.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to any factors affecting these sectors. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

                                                Scudder Money Market Series | 15

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the total returns for the fund's Premium Shares have varied from year to year, which may give some idea of risk. Below the chart is a table showing how returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. (Because Prime Reserve Shares are new, they did not have a full calendar year of performance to report as of the date of this prospectus.)

--------------------------------------------------------------------------------
 Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 00.00  -00.00  00.00  00.00  00.00 00.00  00.00  00.00  00.00  00.00

  `89     `90    `91    `92    `93   `94    `95    `96    `97    `98

--------------------------------------------------------------------------------

1999 Total Return as of June 30: 0.00%
Best Quarter: 0.00%, Q0 `90    Worst Quarter: -0.00%, Q0 `90

--------------------------------------------------------------------------------
 Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

  1 Year                   5 Years                  10 Years
--------------------------------------------------------------------------------
   0.00                     0.00                      0.00
--------------------------------------------------------------------------------


To find out the fund's current seven-day yield, call 1-800-SCUDDER.


16 | Scudder Money Market Series

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
                                                       Prime
                                        Premium       Reserve
Fee Table                               Shares        Shares
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees            None          None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                           0.00%         0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                 None          None
--------------------------------------------------------------------------------
Other Expenses*                          0.00%         0.00%
                                      ------------------------------------------
--------------------------------------------------------------------------------
Total Annual Operating Expenses          0.00%         0.00%
--------------------------------------------------------------------------------
Expense Reimbursement                    0.00%         0.00%
--------------------------------------------------------------------------------
 Net Annual Operating Expenses**         0.00%         0.00%

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

**   By contract, expenses are capped at o.oo% through 00/00/00.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of capped expenses), this example is designed to help you compare the expenses of the fund's Premium Shares and Prime Reserve Shares to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.

 Share Class       1 Year     3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
 Premium            $000      $0,000      $0,000      $0,000
--------------------------------------------------------------------------------
 Prime Reserve      $000      $0,000      $0,000      $0,000
--------------------------------------------------------------------------------

                                                Scudder Money Market Series | 17

Other Policies and Risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be rare, a fund's Board of Directors could change that fund's investment goal and other policies without seeking shareholder approval.

o As a temporary measure, Scudder Tax Free Money Fund could shift up to 100% of assets into defensive investments such as taxable money market securities. This could help prevent losses, but would mean that the fund was not pursuing its goal.

o Scudder Kemper measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. When ratings don't agree, a fund may use the higher rating. If a security's credit quality falls, the security will usually be sold unless the adviser or the Board of Directors believes this would not be in the shareholders' best interests.

Year 2000 readiness

Like all mutual funds, these funds could be affected by the inability of some computer systems to recognize the year 2000. Scudder Kemper has a year 2000 readiness program designed to address this problem, and is also researching the readiness of suppliers and business partners as well as issuers of securities the funds own. Still, there's some risk that the year 2000 problem could materially affect a fund's operations (such as its ability to calculate net asset value and process purchases and redemptions), its investments, or securities markets in general.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING THREE PARAGRAPHS.

--------------------------------------------------------------------------------
FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the SAI (the back cover has information on how to do this).

18 | Other Policies and Risks

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the funds, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Funds

The investment adviser

The investment adviser for these funds is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 70 years of experience managing mutual funds, and currently has more than $xxx billion in assets under management.

Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of its average daily net assets:


 Fund Name                                          Fee Paid
--------------------------------------------------------------------------------
 Scudder Tax Free Money Fund                          0.00%
--------------------------------------------------------------------------------
 Scudder U.S. Treasury Money Fund                     0.00%
--------------------------------------------------------------------------------
 Scudder Cash Investment Trust                        0.00%
--------------------------------------------------------------------------------
 Scudder Money Market Series, Premium Shares          0.00%
--------------------------------------------------------------------------------
 Scudder Money Market Series, Prime Reserve Shares    0.00%
--------------------------------------------------------------------------------

                                         Who Manages and Oversees the Funds | 19

The portfolio managers

Below are the people who handle the day-to-day management of each fund in this prospectus.

Scudder Tax Free Money Fund

  Frank J. Rachwalski
  Lead Portfolio Manager
     o Began investment career in 1973
     o Joined the adviser in 1973
     o Joined the fund team in [YEAR]

  Jerri I. Cohen
     o Began investment career in 1981
     o Joined the adviser in 1981
     o Joined the fund team in [YEAR]

Scudder U.S. Treasury Money Fund

  Frank J. Rachwalski
  Lead Portfolio Manager
     o Began investment career in 1973
     o Joined the adviser in 1973
     o Joined the fund team in [YEAR]

  Dean Meddaugh
     o Began investment career in [YEAR]
     o Joined the adviser in [YEAR]
     o Joined the fund team in [YEAR]

  Christopher Proctor
     o Began investment career in [YEAR]
     o Joined the adviser in [YEAR]
     o Joined the fund team in [YEAR]

Scudder Cash Investment Trust

Scudder Money Market Series

  Frank J. Rachwalski
  Lead Portfolio Manager
     o Began investment career in 1973
     o Joined the adviser in 1973
     o Joined the fund team in [YEAR]

  Dean Meddaugh
     o Began investment career in [YEAR]
     o Joined the adviser in [YEAR]
     o Joined the fund team in [YEAR]

20 | Who Manages and Oversees the Funds

The directors

A mutual fund's Board of Directors is responsible for the general oversight of the fund's business. The individuals below serve concurrently as the directors for all funds in this prospectus. The majority of these directors are not affiliated with Scudder Kemper. The independent directors have primary responsibility for assuring that each fund is managed in the best interests of its shareholders.

                                         Who Manages and Oversees the Funds | 21

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Tax Free Money Fund

 Years ended March 31,                       1998           1997(a)
--------------------------------------------------------------------------------

 Per-share data ($)
--------------------------------------------------------------------------------
 Net asset value, beginning of period        00.00          00.00
--------------------------------------------------------------------------------
 Income from investment operations
--------------------------------------------------------------------------------
   Net investment income                     00.00          00.00
--------------------------------------------------------------------------------
   Net gains or losses on securities
   (both realized and unrealized)           (00.00)         00.00
                                        ----------------------------------------
--------------------------------------------------------------------------------
   Total from investment operations          00.00          00.00
--------------------------------------------------------------------------------
 Less Distributions
--------------------------------------------------------------------------------
   Dividends from net investment income      00.00         (00.00)
--------------------------------------------------------------------------------
   Distributions from capital gains          00.00          00.00
--------------------------------------------------------------------------------
   Returns of capital                        00.00          00.00
--------------------------------------------------------------------------------
   Total distributions                       00.00          00.00
                                        ----------------------------------------
--------------------------------------------------------------------------------
 Net asset value, end of period              00.00          00.00
                                        ----------------------------------------
--------------------------------------------------------------------------------
 Total Return (%)                            00.00          00.00
--------------------------------------------------------------------------------

 Ratios/supplemental data (%)
--------------------------------------------------------------------------------
 Ratio of expenses to average net assets     0.00            0.00
--------------------------------------------------------------------------------
 Ratio of net income to average net assets  00.00           00.00
--------------------------------------------------------------------------------
 Portfolio turnover rate                   000.00          000.00
--------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)     000,000         000,000
--------------------------------------------------------------------------------

22 | Financial Highlights

Scudder U.S. Treasury Money Fund

--------------------------------------------------------------------------------------------------------
 Years ended March 31,                        1998^1      1997     1996      1995      1994      1993
--------------------------------------------------------------------------------------------------------


 Per-share data ($)
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          00.00     00.00     00.00     00.00     00.00     00.00
                                           -------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Income from investment operations
--------------------------------------------------------------------------------------------------------
   Net investment income                       00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Net gains or losses on securities
   (both realized and unrealized)            (00.00)     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
   Total from investment operations            00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
 Less Distributions
--------------------------------------------------------------------------------------------------------
   Dividends from net investment income        00.00    (00.00)    00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Distributions from capital gains            00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Returns of capital                          00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
   Total distributions                         00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Total Return (%)                              00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------

 Ratios/supplemental data (%)
--------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets        0.00      0.00      0.00      0.00      0.00      0.00
--------------------------------------------------------------------------------------------------------
 Ratio of net income to average net assets     00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                      000.00    000.00    000.00    000.00    000.00    000.00
--------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)       000,000   000,000   000,000   000,000   000,000   000,000
--------------------------------------------------------------------------------------------------------

                                                       Financial Highlights | 23

Scudder Cash Investment Trust

 Years ended February 28,                    1998           1997(a)
--------------------------------------------------------------------------------

 Per-share data ($)
--------------------------------------------------------------------------------
 Net asset value, beginning of period        00.00          00.00
--------------------------------------------------------------------------------
 Income from investment operations
--------------------------------------------------------------------------------
   Net investment income                     00.00          00.00
--------------------------------------------------------------------------------
   Net gains or losses on securities
   (both realized and unrealized)           (00.00)         00.00
                                        ----------------------------------------
--------------------------------------------------------------------------------
   Total from investment operations          00.00          00.00
--------------------------------------------------------------------------------
 Less Distributions
--------------------------------------------------------------------------------
   Dividends from net investment income      00.00         (00.00)
--------------------------------------------------------------------------------
   Distributions from capital gains          00.00          00.00
--------------------------------------------------------------------------------
   Returns of capital                        00.00          00.00
--------------------------------------------------------------------------------
   Total distributions                       00.00          00.00
                                        ----------------------------------------
--------------------------------------------------------------------------------
 Net asset value, end of period              00.00          00.00
                                        ----------------------------------------
--------------------------------------------------------------------------------
 Total Return (%)                            00.00          00.00
--------------------------------------------------------------------------------

 Ratios/supplemental data (%)
--------------------------------------------------------------------------------
 Ratio of expenses to average net assets     0.00            0.00
--------------------------------------------------------------------------------
 Ratio of net income to average net assets  00.00           00.00
--------------------------------------------------------------------------------
 Portfolio turnover rate                   000.00          000.00
--------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)     000,000         000,000
--------------------------------------------------------------------------------

24 | Financial Highlights

Scudder Money Market Series Premium Shares

--------------------------------------------------------------------------------------------------------
 Years ended December 31                     1998^1      1997     1996      1995      1994      1993
--------------------------------------------------------------------------------------------------------


 Per-share data ($)
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          00.00     00.00     00.00     00.00     00.00     00.00
                                           -------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Income from investment operations
--------------------------------------------------------------------------------------------------------
   Net investment income                       00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Net gains or losses on securities
   (both realized and unrealized)            (00.00)     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
   Total from investment operations            00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
 Less Distributions
--------------------------------------------------------------------------------------------------------
   Dividends from net investment income        00.00    (00.00)    00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Distributions from capital gains            00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Returns of capital                          00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
   Total distributions                         00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Total Return (%)                              00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------

 Ratios/supplemental data (%)
--------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets        0.00      0.00      0.00      0.00      0.00      0.00
--------------------------------------------------------------------------------------------------------
 Ratio of net income to average net assets     00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                      000.00    000.00    000.00    000.00    000.00    000.00
--------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)       000,000   000,000   000,000   000,000   000,000   000,000
--------------------------------------------------------------------------------------------------------

1 Lorem ipsum dolor sit amet, consectetuer adipiscing elit, sed diam nonummy nibh euismod tincidunt ut laoreet dolore magna.

2 Lorem ipsum dolor sit amet, consectetuer adipiscing elit, sed diam nonummy nibh euismod tincidunt ut laoreet dolore magna aliquam erat volutpat.

                                                       Financial Highlights | 25

Scudder Money Market Series  Prime Reserve Shares

--------------------------------------------------------------------------------------------------------
 Years ended December 31,                      1998^1      1997     1996      1995      1994      1993
--------------------------------------------------------------------------------------------------------


 Per-share data ($)
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          00.00     00.00     00.00     00.00     00.00     00.00
                                           -------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Income from investment operations
--------------------------------------------------------------------------------------------------------
   Net investment income                       00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Net gains or losses on securities
   (both realized and unrealized)            (00.00)     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
   Total from investment operations            00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
 Less Distributions
--------------------------------------------------------------------------------------------------------
   Dividends from net investment income        00.00    (00.00)    00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Distributions from capital gains            00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Returns of capital                          00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
   Total distributions                         00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Total Return (%)                              00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------

 Ratios/supplemental data (%)
--------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets        0.00      0.00      0.00      0.00      0.00      0.00
--------------------------------------------------------------------------------------------------------
 Ratio of net income to average net assets     00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                      000.00    000.00    000.00    000.00    000.00    000.00
--------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)       000,000   000,000   000,000   000,000   000,000   000,000
--------------------------------------------------------------------------------------------------------

1 Lorem ipsum dolor sit amet, consectetuer adipiscing elit, sed diam nonummy nibh euismod tincidunt ut laoreet dolore magna.

2 Lorem ipsum dolor sit amet, consectetuer adipiscing elit, sed diam nonummy nibh euismod tincidunt ut laoreet dolore magna aliquam erat volutpat.

26 | Financial Highlights

How to invest in the funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket, or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."

------------------------------------------------------------------------------------------------
                              First investment              Additional investments
------------------------------------------------------------------------------------------------

                              Money Market Series:          Money Market Series:
                              $10,000 or more for Prime     $1,000 or more for either
                              Reserve Shares; $25,000 or    share class
                              more for Premium Shares
                                                            All other funds:
                              All other funds:              $100 or more; $50 or more
                              $2,500 or more; $1,000 or     for IRAs or when using an
                              more for IRAs*                Automatic Investment Plan
------------------------------------------------------------------------------------------------
 By mail                      o Fill out and sign an        o Send a check and a Scudder
 or express                     application                   investment slip to us at the
 (see below)                                                  appropriate address below
                              o Send it to us at the
                                appropriate address, along  o If you don't have an investment
                                with an investment check      slip, simply include a letter
                                                              with your name, account number,
                                                              the full name of the fund, and
                                                              your investment instructions
------------------------------------------------------------------------------------------------
 By wire                      o Call 1-800-SCUDDER          o Call 1-800-SCUDDER for
                                for instructions              instructions
------------------------------------------------------------------------------------------------
 By phone                     --                            o Call 1-800-SCUDDER for
                                                              instructions
------------------------------------------------------------------------------------------------
 With an                      --                            o To set up regular investments
 automatic                                                    from a bank checking account,
 investment                                                   call 1-800-SCUDDER
 plan
------------------------------------------------------------------------------------------------
 Using QuickBuy               --                            o Call 1-800-SCUDDER

------------------------------------------------------------------------------------------------

*    Scudder Tax Free Money Fund is not appropriate for IRAs.


--------------------------------------------------------------------------------
[ICON]         Regular mail:

               The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

               Express, registered or certified mail:
               The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

               Fax number: 1-800-SCUDDER (for exchanging and selling only)
--------------------------------------------------------------------------------

28 | How to Buy Shares

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.

------------------------------------------------------------------------------------------------------------
                                   Exchanging into another fund       Selling shares
------------------------------------------------------------------------------------------------------------

                                   To open a new account:             Some transactions, including
                                   same mimimum as for a              most for over $100,000, can
                                   new investment                     only be ordered in writing;
                                                                      if you're in doubt, see page 00
                                   For exchanges between
                                   existing accounts:

                                   Money Market Series:
                                   $1,000 or more for either
                                   share class

                                   All other funds:
                                   $100 or more
------------------------------------------------------------------------------------------------------------
 By phone                          o Call 1-800-SCUDDER for           o Call 1-800-SCUDDER for
 or wire                             instructions                       instructions

------------------------------------------------------------------------------------------------------------
 Using SAIL(TM)                    o Call 1-800-343-2890 and          o Call 1-800-343-2890 and
                                     follow the instructions            follow the instructions

------------------------------------------------------------------------------------------------------------
 By mail, express, or fax          Write a letter that includes:      Write a letter that includes:
 (see previous page)
                                   o the fund, class, and account     o the fund, class, and account
                                     number you're exchanging           number from which you want
                                     out of                             to sell shares

                                   o the dollar amount or number      o the dollar amount or number
                                     of shares you want to              of shares you want to sell
                                     exchange
                                                                      o your name(s), signature(s),
                                   o the name and class of the          and address, as they appear
                                     fund you want to exchange          on your account
                                     into
                                                                      o a daytime telephone number
                                   o your name(s), signature(s),
                                     and address, as they appear
                                     on your account

                                   o a daytime telephone number
------------------------------------------------------------------------------------------------------------
 With an                           --                                 o To set up regular cash payments
 automatic                                                              from a Scudder fund account,
 withdrawal                                                             call 1-800-SCUDDER
 plan
------------------------------------------------------------------------------------------------------------
 Using QuickSell                   --                                 o Call 1-800-SCUDDER

------------------------------------------------------------------------------------------------------------
  Using                            --                                 o On Limited Term  and
  Checkwriting                                                          Money Funds only; call
                                                                        1-800-SCUDDER
------------------------------------------------------------------------------------------------------------

                                             How to Exchange or Sell Shares | 29

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. eastern time on any fund business day by calling 1-800-SCUDDER.
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business whenever the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). Except for Scudder Money Market Series, each fund also calculates its share price as of 12:00 noon on business days.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

30 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------


Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. However, with all funds except for Scudder Money Market Series, wire transactions that arrive by 12:00 noon eastern time will receive that day's dividend.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If you ask us to, we can sell shares in any fund except Scudder Money Market Series and wire you the proceeds on the same day, as long as we receive your request before 12:00 noon. However, you won't receive that day's dividend.

SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $1,000 with Scudder Money Market Series or less than $100 with all other funds. Note as well that we can't honor any check larger than your balance at the time the check is presented to us, or any check for more than $5,000,000. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

                                             Policies You Should Know About | 31

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The funds can only accept wires of $100 or more.

Exchanges among Scudder funds are an option for shareholders who bought their shares directly from Scudder and for many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.

32 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

How the funds calculate share price

For each fund and share class in this prospectus, the share price is the net asset value per share, or NAV. To calculate NAV for each fund and share class, the funds use the following equation:


        Total assets - total liabilities
       ----------------------------------       =   NAV
       Total Number of shares outstanding


In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

                                             Policies You Should Know About | 33

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o with Scudder Money Market Series, close your account and send you the proceeds if your balance falls below the minimum for your share class, which is $7,500 for Prime Reserve Shares and $20,000 for Premium Shares; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares, or in any case where a fall in share price created the low balance)

o with all other funds, charge you $10 a year if your account balance falls below $2,500, and close your account and send you the proceeds if your balance falls below $1,000; the notification and exemption policies are the same as in the bullet above

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o change, add, or withdraw various services, fees, and account policies (for example, we may change or terminate the exchange privilege at any time)

34 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds intend to declare income dividends daily, and pay them monthly. The funds don't expect to make short- or long-term capital gains distributions, although if they did make any they would do so in December.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on which fund you are in and which type of transaction is involved. The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the funds:


 Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
  o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
  o taxable income dividends you receive from a fund
--------------------------------------------------------------------------------
  o short-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

 Generally taxed at capital gains rates
--------------------------------------------------------------------------------
  o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
  o long-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

                                      Understanding Distributions and Taxes | 35

For most shareholders, dividends from Scudder Tax Free Money Fund are generally free from federal income tax, and dividends from Scudder U.S. Treasury Money Fund are generally free from state and local income tax. However, there are a few exceptions:

o a portion of a fund's dividends may be taxable as ordinary income if it came from investments in taxable securities or as the result of short-term capital gains

o with Scudder Tax Free Money Fund, because the fund can invest up to 20% of assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

o with Scudder U.S. Treasury Money Fund, shareholders who live in certain states and localities may not be eligible for the tax exemptions that shareholders in most locations are

As noted earlier, the funds don't expect to make short- or long-term capital gains distributions. Also, because each fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares.

Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

36 | Understanding Distributions and Taxes

Notes

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

Scudder Funds                           SEC
PO Box 2291                             450 Fifth Street, N.W.
Boston, MA 02107-2291                   Washington, DC 20549-6009
1-800-SCUDDER                           1-800-SEC-0330
www.scudder.com                         www.sec.gov

 Fund Name                                         SEC File #
--------------------------------------------------------------------------------
 Scudder Tax Free Money Fund                       000-0000
--------------------------------------------------------------------------------
 Scudder U.S. Treasury Money Fund                  000-0000
--------------------------------------------------------------------------------
 Scudder Cash Investment Trust                     000-0000
--------------------------------------------------------------------------------
Scudder Money Market Series                        000-0000
--------------------------------------------------------------------------------

                               SCUDDER FUND, INC.
                             Two International Place
                              Boston, MA 02110-4103
                                 1-800-553-6360

       Scudder Fund, Inc. is a professionally managed, open-end management investment company comprised of three diversified money market investment portfolios.


                         SCUDDER MONEY MARKET SERIES --
                        Prime Reserve Money Market Shares
                           Premium Money Market Shares
                              Institutional Shares
                                 Managed Shares
                                 October 1, 1999



       A mutual fund portfolio managed to provide high money market income with preservation of capital and liquidity through investments in different types of instruments.




--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the applicable prospectus of Scudder Fund, Inc. dated October 1, 1999, as may be amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103. The Annual Report to Shareholders of Scudder Money Market Series dated _________________, is incorporated by reference into and is hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS
                                                                                                     Page

THE FUND'S INVESTMENT OBJECTIVE AND POLICIES............................................................1

General Investment Objectives and Policies..............................................................1
         Master/feeder structure........................................................................3
         Investment Restrictions........................................................................3

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES..............................................................4

PURCHASING SHARES.......................................................................................8
         Wire Transfer of Federal Funds.................................................................8
         Additional  Information  About  Making
         Subsequent Investments by QuickBuy.............................................................9
         Share Certificates.............................................................................9

EXCHANGES AND REDEMPTIONS...............................................................................9
         Exchanges.....................................................................................10
         Redemption by Telephone.......................................................................11
         Redemption By QuickSell.......................................................................11
         Redemption by Mail or Fax.....................................................................12
         Redemption by Checkwriting....................................................................12

FEATURES AND SERVICES OFFERED BY THE FUND..............................................................13
         The No-Load Concept...........................................................................13
         Internet access...............................................................................14
         Dividends and Capital Gains Distribution Options..............................................14
         Scudder Investor Centers......................................................................15
         Reports to Shareholders.......................................................................15
         Transaction Summaries.........................................................................15

THE SCUDDER FAMILY OF FUNDS............................................................................15

SPECIAL PLAN ACCOUNTS..................................................................................18
         Scudder Retirement Plans: Profit-Sharing and Money Purchase
            Pension Plans for Corporations and Self-Employed Individuals...............................19
         Scudder 401(k): Cash or Deferred Profit-Sharing  Plan for  Corporations
            and Self-Employed Individuals..............................................................19
         Scudder IRA: Individual Retirement Account....................................................19
         Scudder Roth IRA: Individual Retirement Account...............................................19
         Scudder 403(b) Plan...........................................................................20
         Automatic Withdrawal Plan.....................................................................20
         Group or Salary Deduction Plan................................................................20

DIVIDENDS..............................................................................................21

PERFORMANCE INFORMATION................................................................................21
         Yield.........................................................................................21
         Effective Yield...............................................................................22
         Average Annual Total Return...................................................................22
         Cumulative Total Return.......................................................................23
         Comparison of Fund Performance................................................................23

THE PROGRAM............................................................................................24

ORGANIZATION OF THE FUND...............................................................................25

INVESTMENT ADVISER.....................................................................................26
         Personal  Investments  by Employees of the Adviser............................................29

DISTRIBUTOR............................................................................................29

DIRECTORS AND OFFICERS.................................................................................30

REMUNERATION...........................................................................................32
         Responsibilities of the Board -- Board and Committee Meetings.................................32
         Compensation of Officers and Directors........................................................32

                                       i

                          TABLE OF CONTENTS (continued)
                                                                                                     Page

TAXES..................................................................................................33

PORTFOLIO TRANSACTIONS.................................................................................35
         Brokerage Commissions.........................................................................35

NET ASSET VALUE........................................................................................36

ADDITIONAL INFORMATION.................................................................................36
         Experts.......................................................................................36
         Other Information.............................................................................36

FINANCIAL STATEMENTS...................................................................................37

APPENDIX
         Corporate and Municipal Bonds
         Corporate and Municipal Commercial Paper
         Municipal Notes

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

      (See "Investment objective and policies" and "Additional information about policies and investments" in the Fund's prospectus.)


General Investment Objectives and Policies

         Scudder Money Market Series (the "Fund") is a diversified investment portfolio of Scudder Fund, Inc. (the "Corporation"), a professionally managed open-end, management investment company. The Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objectives.

         The Fund offers classes of shares as follows: Premium Money Market Shares, Prime Reserve Money Market Shares, Managed Shares and Institutional Shares.

         Securities in which the Fund invests may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity and greater market risk. The Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so.

         Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders.

         The Fund's investment adviser is Scudder Kemper Investments, Inc. (the "Adviser"), a leading provider of U.S. and international investment management services for clients throughout the world. See "Investment Adviser."

         Descriptions in the Statement of Additional Information of a particular investment practice or technique in which the Fund may engage, or a financial instrument which the Fund may purchase, are meant to describe the spectrum of investments that the Adviser, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund, but, to the extent employed, could from time to time have a material impact on the Fund's performance.

         The Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit ("CD's"), bankers' acceptances and variable amount master demand notes.

         The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Fund limits its investments in U.S. bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and
(iii) have branches or agencies in the U.S.; and the obligations must be, in the opinion of the Adviser, of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

         Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations. The Fund may not invest more than 10% of the value of its total assets in illiquid securities including fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days.

         The Fund may invest in U.S. dollar-denominated certificates of deposit and promissory notes issued by Canadian affiliates of U.S. banks under circumstances where the instruments are guaranteed as to principal and interest by the U.S. bank. While foreign obligations generally involve greater risks than those of domestic obligations, such as risks relating to liquidity, marketability, foreign taxation, nationalization and exchange controls, generally the Adviser believes that these risks are substantially less in the case of instruments issued by Canadian affiliates that are guaranteed by U.S. banks than in the case of other foreign money market instruments.

         There is no limitation on the amount of the Fund's assets that may be invested in obligations of foreign banks that meet the conditions set forth above. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Governmental agency or instrumentality.

         Except for obligations of foreign banks and foreign branches of U.S. banks, the Fund will not invest in the securities of foreign issuers. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements).

         Generally, the commercial paper purchased by the Fund is limited to direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or better by Standard & Poor's Corporation ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"),
(ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Corporation's Board of Directors.

         The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 397 calendar days and that are rated "Aa" or better by Moody's or "AA" or better by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of an investment quality comparable to rated securities in which the Fund may invest. The Adviser monitors the issuers of such master demand notes on a daily basis. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. The Fund may not invest in a master demand note if, as a result, more than 10% of the value of its total net assets would be invested in such notes.

         Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

         The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

         The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

         Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2"
or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted by the Fund.

         For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

         All of the securities in which the Fund will invest must meet credit, quality and diversification standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Corporation determine that such disposal would not be in the best interests of the Fund.

         In  addition,  the  Fund  may  invest  in  variable  or  floating  rate
obligations,   obligations  backed  by  bank  letters  of  credit,   when-issued
securities and securities with put features.



Master/feeder structure

         The Board of Directors has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Investment Restrictions

         Unless specified to the contrary, the following restrictions are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         The Fund has elected to be classified as a diversified series of an open-end investment company.

In addition, as a matter of fundamental policy, the Fund may not:

         (1)      borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (5)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         (6) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; or

         (7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

As a matter of nonfundamental policy, the Fund currently does not intend to:

         (1) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes; or

         (2) lend portfolio securities in an amount greater than 5% of its total assets.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

Municipal Notes. The Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), construction loan notes and project notes. Municipal notes generally have maturities at the time of issuance of three years or less. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.

         TANs An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making the issuer's payments on TANs.

         BANs The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used by the issuers to pay the principal of, and interest on, BANs.

         RANs A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

Loans of Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Fund will not enter into any security lending arrangement having a duration of longer than one year. Securities that the Fund may receive as collateral will not become part of the Fund at the time of the loan. In the event of a default by the borrower, the Fund will, if permitted by law, dispose of the collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. The Fund will not lend securities having a value that exceeds 5% of the current value of its total assets. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Corporation or the Adviser.

Investments in the Banking Industry. To the extent the Fund invests in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, and the effects of competition within the banking industry as well as with other types of financial institutions.

Obligations of U.S. Government agencies and instrumentalities. Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow form the U.S. Treasury (such as securities of the Federal Home Loan Bank), (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Fannie Mae), or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. The Fund will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Floating and Variable Rate Instruments. Certain of the obligations that the Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest ratings categories assigned by Moody's, S&P or Fitch.

         A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Corporate Obligations. Investment in corporate debt obligations involves credit and interest rate risk. The value of fixed-income investments will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt obligations generally offer less current yield than securities of lower quality, but lower-quality securities generally have less liquidity, greater credit and market risk, and as a result, more price volatility. Longer term bonds are, however, generally more volatile than bonds with shorter maturities.

Municipal Obligations. Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, territories, and possessions of the U.S., and their political subdivisions, agencies, and instrumentalities, and the District of Columbia, may be general obligation, revenue or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

         Scudder Money Market Series' investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch.

         The Fund's investments in municipal notes will be limited to notes that are rated at the date of the purchase "MIG 1" of "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

         Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1," "A-2," or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund.

Commercial Paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that is rated "Prime-1" by Moody's or "A-1" by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of the Fund may be used for letter of credit backed investments.

Securities with Put Rights. The Fund may enter into put transactions with respect to obligations held in its portfolio with broker/dealers pursuant to a rule under the Investment Company Act of 1940 (the "1940 Act"), and with commercial banks.

         The right of the Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, any Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

         The Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of the Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

         The Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Fund of the underlying security. The actual put will be valued at zero in determining net asset value of the Fund. Where the Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized capital gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized gain or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by the Fund will not be considered shortened by any put to which such obligation is subject.

Third Party Puts. The Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals (not exceeding 397 calendar days) to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of the Fund's portfolio would be adversely affected.

         These bonds coupled with puts may present the same tax issues as are associated with Stand-by Commitments discussed above. As with any Stand-by Commitments acquired by the Fund, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage the Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

When-Issued Securities. The Fund may purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the purchasing Fund to the issuer and no interest on the when-issued or forward delivery securities accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, that Fund will earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

         The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

                                PURCHASING SHARES

         The Fund has specific minimum initial investment requirements for each class of shares. Prime Reserve Money Market Shares require a minimum initial investment of $10,000 and a minimum subsequent investment of $1,000. Premium Money Market Shares require a $25,000 minimum initial investment and a minimum subsequent investment of $1,000. Managed Shares require a $100,000 minimum initial investment and a minimum subsequent investment of $1,000. Institutional Shares require a $1,000,000 minimum investment and have no minimum subsequent investment. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Fund. Investment minimums may also be waived for Directors and officers of the Corporation. The Fund, Scudder Investor Services, Inc. and Scudder Financial Intermediary Services Group each reserves the right to reject any purchase order. The Fund will be invested in full and fractional shares.

Wire Transfer of Federal Funds

         Orders for shares of the Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the account of State Street Bank and Trust Company (the "Custodian") with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 4:00 p.m. on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 4:00 p.m. In addition, if investors known to the Fund notify the Fund by 4:00 p.m. that they intend to wire federal funds to purchase shares of the Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member of the Federal Reserve System, federal funds normally become available to the Fund on the business day after the check is deposited.

         Shares of any Fund may be purchased by writing or calling State Street Bank and Trust Company (the "Transfer Agent"). Orders for shares of a particular class of the Fund will be executed at the net asset value per share of such class next determined after an order has become effective.

         Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

         By investing in the Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares. See "Distributions" in the Fund's Prospectus.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share Certificates

         Due to the desire of the Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

         The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

                            EXCHANGES AND REDEMPTIONS

         Payment of redemption proceeds may be made in securities. The Corporation may suspend the right of redemption with respect to the Fund during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Fund not reasonably practicable.

         A shareholder's Fund account remains open for up to one year following complete redemption and all costs during the period will be borne by the Corporation. This permits an investor to resume investments.

Exchanges

         The following information regarding exchanges applies only to Prime Reserve Money Market Shares ("Prime Reserve Shares") and Premium Money Market Shares ("Premium Shares") and the Fund's class of Managed Shares. The exchange privileges listed below do not apply to the Institutional Shares.

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $10,000 for Prime Reserve Shares, $25,000 for Premium Shares and $100,000 for Managed Shares. Exchanges into other Scudder Funds may have lower minimum exchange requirements. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $1,000 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding (See "TAXES").

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Fund and the Transfer Agent each reserve the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-SCUDDER.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account.

         (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Prime Reserve and the Premium Shares have a $5 charge for wire redemptions. The Managed Shares have a $5 charge for wire redemptions unless it is for an amount of $1,000 or greater or it is a sweep account. The Institutional Shares do not charge a wire fee.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption By QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed as explained in the Fund's prospectus.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-SCUDDER.

Redemption by Checkwriting

         The following information regarding Redemption by Checkwriting applies only to Prime Reserve Shares and Premium Shares and the Fund's class of Managed Shares. Redemption by Checkwriting does not apply to the Institutional Shares.

         All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $1,000 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on the Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Fund pays the bank charges for this service. However, the Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.

Minimum balances for Institutional Shares of Scudder Money Market Series

         The initial minimum investment requirement in the Institutional Shares of the Fund is $1,000,000. Shareholders should maintain a share balance worth at least $1,000,000 (which minimum amount may be changed by the Board of Directors).

         Shareholders whose account balance falls below $1,000,000 for at least 30 days will be given 60 days' notice to bring the account back up to $1,000,000 or more. Where a reduction in value has occurred due to a redemption out of the account and the account balance is not increased in 60 days, the Adviser reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Minimum balances for Managed Shares of Scudder Money Market Series

         The initial minimum investment requirement in the Managed Shares of the Fund is $100,000. Shareholders should maintain a share balance worth at least $100,000 (which minimum amount may be changed by the Board of Directors).

         Shareholders whose account balance falls below $100,000 for at least 30 days will be given 60 days' notice to bring the account back up to $100,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of the account and the account balance is not increased in 60 days, the Adviser reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Minimum balances for Prime Reserve Money Market Shares

         Initial minimum investment in these shares is $10,000. Shareholders should maintain a share balance worth at least $7,500. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $7,500 where such a reduction in value has occurred due to a redemption, exchange, or transfer out of the account.

Minimum balances for Premium Money Market Shares

         Initial minimum investment in these shares is $25,000. Shareholders should maintain a share balance worth at least $20,000. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $20,000 where such a reduction in value has occurred due to a redemption, exchange, or transfer out of the account.

                    FEATURES AND SERVICES OFFERED BY THE FUND

The No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a

12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because funds and classes in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder uses the phrase no-load to distinguish Scudder funds and classes from other no-load funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

Internet access

World Wide Web Site -- The address of the Scudder Funds site is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-SCUDDER or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "Purchases" in the Fund's prospectus for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-SCUDDER. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers

         Investors may visit any of the Investor Centers maintained by the Distributor listed in the Fund's prospectus. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "Purchases" in the prospectus.

Reports to Shareholders

         The Corporation issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Corporation presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Fund.

Transaction Summaries

         Annual summaries of all transactions in the Fund account are available to shareholders. The summaries may be obtained by calling 1-800-SCUDDER.

                           THE SCUDDER FAMILY OF FUNDS

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds; a list of Scudder's funds follows.

MONEY MARKET

          Scudder U.S. Treasury Money Fund

          Scudder Cash Investment Trust

          Scudder Money Market Series+

          Scudder Government Money Market Series+

TAX FREE MONEY MARKET

          Scudder Tax Free Money Fund

          Scudder Tax Free Money Market Series+

          Scudder California Tax Free Money Fund*

          Scudder New York Tax Free Money Fund*

TAX FREE

-----------------------------
+ The institutional class of shares is not part of the Scudder Family of Funds.
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

          Scudder Limited Term Tax Free Fund

          Scudder Medium Term Tax Free Fund

          Scudder Managed Municipal Bonds

          Scudder High Yield Tax Free Fund

          Scudder California Tax Free Fund*

          Scudder Massachusetts Limited Term Tax Free Fund*

          Scudder Massachusetts Tax Free Fund*

          Scudder New York Tax Free Fund*

          Scudder Ohio Tax Free Fund*

          Scudder Pennsylvania Tax Free Fund*

U.S. INCOME

          Scudder Short Term Bond Fund

          Scudder GNMA Fund

          Scudder Income Fund

          Scudder Corporate Bond Fund

          Scudder High Yield Bond Fund

GLOBAL INCOME

          Scudder Global Bond Fund

          Scudder International Bond Fund

          Scudder Emerging Markets Income Fund

ASSET ALLOCATION

          Scudder Pathway Series: Conservative Portfolio

          Scudder Pathway Series: Balanced Portfolio

          Scudder Pathway Series: Growth Portfolio

          Scudder Pathway Series: International Portfolio

U.S. GROWTH AND INCOME

          Scudder Balanced Fund

-----------------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

          Scudder Dividend & Growth Fund

          Scudder Growth and Income Fund

          Scudder Select 500 Fund

          Scudder 500 Index Fund

          Scudder Real Estate Investment Fund

U.S. GROWTH

     Value

          Scudder Large Company Value Fund

          Scudder Value Fund**

          Scudder Small Company Value Fund

          Scudder Micro Cap Fund

     Growth

          Scudder Classic Growth Fund**

          Scudder Large Company Growth Fund

          Scudder Select 1000 Growth Fund

          Scudder Development Fund

          Scudder 21st Century Growth Fund

GLOBAL EQUITY

     Worldwide

          Scudder Global Fund

          Scudder International Value Fund

          Scudder International Growth and Income Fund

          Scudder International Fund***

          Scudder International Growth Fund

          Scudder Global Discovery Fund**

          Scudder Emerging Markets Growth Fund

-----------------------------
**   Only the Scudder Shares are part of the Scudder Family of Funds.
***  Only the International Shares are part of the Scudder Family of Funds.
**   Only the Scudder Shares are part of the Scudder Family of Funds.

          Scudder Gold Fund

     Regional

          Scudder Greater Europe Growth Fund

          Scudder Pacific Opportunities Fund

          Scudder Latin America Fund

          The Japan Fund, Inc.

INDUSTRY SECTOR FUNDS

     Choice Series

          Scudder Financial Services Fund

          Scudder Health Care Fund

          Scudder Technology Fund

SCUDDER PREFERRED SERIES

          Scudder Tax Managed Growth Fund

          Scudder Tax Managed Small Company Fund

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-SCUDDER.



                              SPECIAL PLAN ACCOUNTS

         The information regarding Special Plan Accounts does not apply to Institutional Shares of Scudder Money Market Series.

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-SCUDDER. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans: Profit-Sharing and Money Purchase Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account ("IRA") which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

Scudder Roth IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for a Roth Individual Retirement Account ("Roth IRA") which meets the requirements of
Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by the Fund's Transfer Agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-SCUDDER.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Corporation reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                                    DIVIDENDS

         The Corporation declares dividends on the outstanding shares of the Fund from the Fund's net investment income at the close of each business day to shareholders of record at 4:00 p.m. on the day of declaration. Realized capital gains and losses (other than long-term capital gains) may be taken into account in determining the daily distribution. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record 4:00 p.m. on that day.

         Investment income for the Fund includes, among other things, interest income and accretion of market and original issue discount and amortization of premium.

         Dividends declared in and attributable to the preceding month will be paid on the first business day of each month. Net realized capital gains, after utilization of capital loss carryforwards, if any, will be distributed annually, although an additional distribution may be necessary to prevent the application of a federal excise tax. Dividends and distributions will be invested in additional shares of the same class of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. The Fund forwards to the Custodian the monies for dividends to be paid in cash on the payment date.

         Shareholders who redeem all their shares prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date.

                             PERFORMANCE INFORMATION

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information will be calculated separately for each class of the Fund's shares. Because each class of shares is subject to different expenses, the net yield of each class of a particular Fund for the same period may differ. Performance information enumerated below is based on the following periods for each class of Scudder Money Market Series: Institutional Shares from December 31, 1997 through December 31, 1998, Managed Shares from December 31, 1997 through December 31, 1998, Premium Money Market Shares from December 31, 1997 through December 31, 1998 and Prime Reserve Money Market Shares from October 15, 1998 through December 31, 1998. These performance figures may be calculated in the following manner:

Yield

         The Corporation makes available various yield quotations with respect to shares of the Fund. The annualized yield for the Fund for the seven-day period ended December 31, 1998 for the Institutional Shares and Managed Shares was 5.13% and 4.97%, respectively. The annualized yield for the Premium Money Market Shares and Prime Reserve Money Market Shares for the seven-day period ended December 31, 1998 was 5.08% and 4.96%, respectively.

          The Fund's yield may fluctuate daily and does not provide a basis for determining future yields. The foregoing yields were computed separately for each class of the Fund by determining the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses, including the management fee payable to the Adviser.

         Current yield for the Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Fund. Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities and compute expenses.

Effective Yield

         The effective yield for the Fund is calculated in a similar fashion to yield, except that the seven-day period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^365/7] - 1

         The effective yields (i.e., on a compound basis, assuming the daily reinvestment of dividends) for the Fund, for the seven-day period ended December 31, 1998 for the Institutional Shares and Managed Shares was 5.26% and 5.10%, respectively. The effective yield for the Premium Money Market Shares and Prime Reserve Money Market Shares of the Cash Fund for the seven-day period ended December 31, 1998 was 5.21% and 5.08%, respectively.

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years and the life of the Fund, where applicable, all ended on the last day of a recent calendar quarter and is calculated separately for each class of the Fund. Average annual total return quotations reflect changes in the price of the Fund's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in the same class of Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

Where:
                 T         =       Average Annual Total Return
                 P         =       a hypothetical initial investment of $1,000
                 n         =       number of years
                 ERV       =       ending  redeemable  value: ERV is the
                                   value,  at the  end  of the  applicable
                                   period,   of  a   hypothetical   $1,000
                                   investment made at the beginning of the
                                   applicable period.

         Average Annual Total Return for periods ended December 31, 1998

                                                         Since
                                                       Inception*       One Year      Five Years      Ten Years
Scudder Money Market Series - Institutional Shares         5.54%          5.52%           N/A            N/A
Scudder Money Market Series - Managed Shares               -              5.33%          4.99%           5.43%
Premium Money Market Shares                                5.46%          5.46%           N/A            N/A

                                       22

Prime Reserve Money Market Shares                          1.06%           N/A            N/A            N/A

*    The   Institutional   Shares  of  Scudder  Money  Market  Series  commenced
     operations on August 4, 1998.

     The Premium Money Market shares of Scudder Money Market Series commenced operations on July 7, 1997.

     The Prime Reserve Money Market shares of Scudder Money Market Series commenced operations on October 15, 1998.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated separately for each class of shares of the Fund by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1

            Where:

        C    =    Cumulative Total Return
        P    =    a hypothetical initial investment of $1,000
        ERV  =    ending redeemable value:  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

           Cumulative Total Return for periods ended December 31, 1998

                                                         Since         One Year      Five Years     Ten Years
                                                       Inception*
Scudder Money Market Series  -- Institutional            7.89%         5.52%            N/A            N/A
Shares
Scudder Money Market Series - Managed Shares               -           5.33%            27.54%        69.63%
Premium Money Market Shares                              8.22%         5.46%            N/A            N/A
Prime Reserve Money Market Shares                       1.06%             N/A           N/A            N/A

*    The   Institutional   Shares  of  Scudder  Money  Market  Series  commenced
     operations on August 4, 1998.

     The Premium Money Market shares of Scudder Money Market Series commenced operations on July 7, 1997.

     The Prime Reserve Money Market shares of Scudder Money Market Series commenced operations on October 15, 1998.

Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Comparison of Fund Performance

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

         From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

         From time to time, in marketing and other Fund literature, Directors and officers of the Corporation, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Fund may be advertised as an investment choice in Scudder's college planning program.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. Government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund.

                                   THE PROGRAM

         Scudder Treasurers Trust(TM) (the "Program") is a corporate and institutional cash investment program with respect to the Fund. The Program is designed especially for treasurers and financial officers of small- and middle-sized corporations and financial institutions. The Fund reduces substantially the costs and inconvenience of direct investment in individual securities. They help reduce risk by diversifying investments across a broad range of securities. They also provide flexibility since shares can be redeemed from or exchanged between any of the participating money market funds at no extra cost with the exception of the Institutional Shares which are not exchangeable.

         The Fund seeks to provide busy executives with assistance in the professional management of their cash reserves. These executives frequently engage experts (meaning experienced professionals) for services requiring specialized knowledge and expertise. The investment of liquid assets is one such service. The Fund has a different objective and offers full-time professional reserve asset management, which is frequently not available from traditional cash management providers. The Program can help institutional cash managers take advantage of today's investment opportunities and techniques to improve the performance of their liquid assets.

         The Fund allows small and middle-sized businesses and other institutions to take advantage of the investment management services of the Adviser. The Adviser's investment counsel clients include corporations, foundations, institutions, insurance companies, endowments, trusts, retirement plans and individuals.

         The Fund also anticipates lower expense ratios than those of money market mutual funds designed for individual investors because the Fund's average account balances are normally higher than those of the average money market fund. The Program also offers special services designed for the convenience of corporate and institutional treasurers.

         The Fund seeks to provide the combination of price stability, liquidity and current income that treasurers often require for liquid assets such as operating reserves.

                            ORGANIZATION OF THE FUND

         The Corporation was formed on June 18, 1982 under the laws of the State of Maryland. The authorized capital stock of the Corporation consists of 13,000,000,000 shares having a par value of $.001 per share. The Company's Charter authorizes the Board of Directors to classify or reclassify any unissued shares of capital stock. Pursuant to that authority, the Board of Directors has created twenty-eight series, twenty-five of which are not currently offered but which may be in the future.

         The Board of Directors has subdivided the three active series, Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series (the "Funds"), into classes. The Fund has two classes of Capital Stock, to be referred to for all purposes as "Managed Shares" and "Institutional Shares"; and two additional classes of Capital Stock, to be referred to for all purposes as "Premium Money Market Shares" and "Prime Reserve Money Market Shares."

         After giving effect to the above classifications of Capital Stock, with respect to these three Funds, the Corporation has classified, seven billion seven hundred seventy-five million (7,775,000,000) shares of its authorized Capital Stock as the Scudder Money Market Series, which is further classified into eight hundred million (800,000,000) Managed Shares, three billion six hundred fifteen million (3,615,000,000) Institutional Shares, two billion one hundred eighty million (2,180,000,000) Premium Money Market Shares and one billion one hundred eighty million (1,180,000,000) Prime Reserve Money Market Shares; one billion (1,000,000,000) shares of its authorized Capital Stock as the Scudder Tax Free Money Market Series, which is further classified into five hundred million (500,000,000) Managed Shares and five hundred million (500,000,000) Institutional Shares; and three billion (3,000,000,000) shares of its authorized Capital Stock as and the Scudder Government Money Market Series, which is further classified into one billion five hundred million
(1,500,000,000) Managed Shares and one billion five hundred million (1,500,000,000) Institutional Shares.

         Each share of each class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interest of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Charter. As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Fund and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Corporation's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Corporation's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund, class or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the class or portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of a Fund of the Corporation represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Corporation's Board of Directors. In the event of the liquidation or dissolution of the Corporation, shares of the Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not attributable to the Fund that are available for distribution.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Corporation.

                               INVESTMENT ADVISER

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928, it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay

AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

         The Adviser maintains a large research department, which conducts continual studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of most favorable net results to the Fund.

         The transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder Kemper, and the agreements were deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement between the Fund and the Adviser was approved by the Directors on August 6, 1997. At the special meeting of the Fund's shareholders held on October 27, 1997, the shareholders also approved the new investment management agreement. The new investment management agreement (the "Agreement") became effective as of December 31, 1997 and were in effect for an initial term ending on September 30, 1998. The Agreement is in all material respects on the same terms as the previous investment management agreement which it supersedes. The Agreement incorporates conforming changes which promote consistency among all of the Funds advised by the Adviser, and which permit ease of administration.

         On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Upon consummation of this transaction, the Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the prior investment management agreement, except for the dates of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and was approved by shareholders on December 15, 1998.

         Subject to policy established by the Corporation's Board of Directors, which has overall responsibility for the business and affairs of the Fund, the Adviser manages the operations of the Fund. In addition to providing advisory services, the Adviser furnishes office space and certain facilities and personnel required for conducting the business of the Fund and the Adviser pays the compensation of the Corporation's officers, directors and employees affiliated with the Adviser or its affiliates. Although the Adviser currently pays the compensation, as well as certain expenses, of all officers and employees of the Corporation who are affiliated with the Adviser or its affiliates, the terms of the Investment Management Agreements ("Agreements") state that the Adviser is not obligated to pay the compensation and expenses of the Corporation's clerical employees other than those providing advisory services. The Adviser, however, has represented to the Corporation's Board of Directors that its current intention is to continue to pay such compensation and expenses.

         Under the Investment Management Agreement between the Fund and the Adviser (the "Agreement"), the Fund agrees to pay the Adviser a fee equal to a rate of 1/12 of 0.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement.

         Under  the  Agreement,   the  Adviser  regularly  provides   investment
management of the assets of the Fund in accordance with the investment objectives, policies and restrictions set forth, and determines what securities shall be purchased by the Fund, what securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Fund's Articles of Incorporation and By-Laws, and of the 1940 Act and to the Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Directors of the Fund may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Directors and the appropriate committees of the Directors regarding the conduct of the business of the Fund.

         The Adviser furnishes the Fund's Boards of Directors periodic reports on the investment performance of the Fund and on the performance of its obligations regarding this agreement as well as additional reports and information as the Corporation's officers or Board of Directors shall reasonably request.

         The Adviser furnishes for the use of the Fund office space and facilities in the United States as the Fund may require for its reasonable needs, and also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders; supervising, negotiating contractual arrangements with, to the extent appropriate, and monitoring various third-party service providers to the Fund (such as the Fund's Transfer Agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining or causing to be maintained for the Fund all books, record and reports to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends, and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Directors.

         The Agreement also provides that the Fund is granted a nonexclusive right and sublicense to use the "Scudder" name and mark as part of the Corporation's name, and the Scudder Marks in connection with the Corporation's investment product and services.

         The Adviser pays the compensation and expenses of all affiliated Directors and executive employees of the Fund and makes available, without expense to the Fund, the services of such Directors, officers and employees as may duly be elected Directors, officers or employees of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and pays the Fund's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.

         For the Fund's fiscal year ended December 31, 1998, the Adviser did not impose fees of $1,846,622, and did impose fees of $2,304,035.

         For the Fund's fiscal year ended December 31, 1997, the Adviser did not impose fees of $374,936 and did impose fees of $1,301,440, of which $123,101, remains unpaid.

         For the Fund's fiscal year ended December 31, 1996, management fees paid to the Adviser were $1,227,581. Had the Adviser not waived $274,989 of its management fee, the total fee paid by the Fund in 1996 would have been $1,502,570.

         The Agreement also provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, provided that nothing in the agreement shall be deemed to protect or purport to protect against any liability to the Corporation, the Fund or the Fund's shareholders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the duties, or by reason of reckless disregard of the obligations and duties hereunder.

         Any person, even though also employed by Scudder, who may be or become an employee of and paid by the Fund shall be deemed, when acting within the scope of his or her employment by the Fund, to be acting in such employment solely for the Fund and not as an agent of Scudder.

         The Agreement will continue in effect from year to year provided such continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Corporation's Board of Directors and (ii) by a majority of the Directors of the Corporation who are not parties to the investment management contract or "interested persons" (as defined in the 1940 Act) of any such party. The Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                   DISTRIBUTOR

         Pursuant to a contract with the Corporation, Scudder Investor Services, Inc., a subsidiary of the Adviser, serves as the Corporation's principal underwriter in connection with a continuous offering of shares of the Corporation. The Distributor may enter into agreements with other broker/dealers for the distribution of Fund shares. The Distributor receives no remuneration for its services as principal underwriter and is not obligated to sell any specific amount of Fund shares. As principal underwriter, it accepts purchase orders for shares of the Fund. In addition, the Underwriting Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. After the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. The Distributor will also pay for supplemental sales literature and advertising costs. The Distributor may enter into agreements with other broker dealers for the distribution of fund shares.

         The Corporation's underwriting agreement dated September 7, 1998, will remain in effect until September 30, 1999, and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Directors who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Directors or a majority of the outstanding voting securities of the Corporation. The underwriting agreement was last approved by the Directors on August 12, 1998.

         Under the principal underwriting agreement, the Corporation is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Corporation as a broker/dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Corporation and the Distributor.

         The Distributor pays for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor pays all fees and expenses in connection with its qualification and registration as a broker/dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 plan is in effect which provides that the Fund shall bear some or all of such expenses.

         Note: Although the Corporation does not currently have a 12b-1 Plan and the Directors have no current intention of adopting one, the Corporation will also pay those fees and expenses permitted to be paid or assumed by the Corporation pursuant to a 12b-1 Plan, if any, were adopted by the Corporation, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent the Distributor currently offers shares of the Fund on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                             DIRECTORS AND OFFICERS

         The principal occupations of the Directors and executive officers of the Corporation for the past five years are listed below.

                                                                                           Position with
                                                                                           Underwriter,
                                     Position with                                         Scudder Investor
Name, Age and Address                Corporation            Principal Occupation*          Services, Inc.
---------------------                -----------            ---------------------          ----------------

Kathryn L. Quirk (46)++              President              Managing Director of Scudder   Senior Vice President,
                                                            Kemper Investments, Inc.       Director and Clerk

Dr. Rosita P. Chang (44)             Director               Professor of Finance,          --
PACAP Research Center                                       University of Rhode Island
College of Business
   Administration
University of Rhode Island
7 Lippitt Road
Kingston, RI  02881-0802

Dr. J. D. Hammond (65)               Director               Dean, Smeal College of         --
801 Business Administration                                 Business Administration,
   Bldg.                                                    Pennsylvania State University
Pennsylvania State University
University Park, PA  16802

Edgar R. Fiedler (70)#               Director               Senior Fellow and Economic     --
50023 Brogden                                               Counselor, The Conference
Chapel Hill, NC  27514                                      Board, Inc.

                                       30

                                                                                           Position with
                                                                                           Underwriter,
                                     Position with                                         Scudder Investor
Name, Age and Address                Corporation            Principal Occupation*          Services, Inc.
---------------------                -----------            ---------------------          ----------------

Peter B. Freeman (67)                Director               Corporate Director and         --
100 Alumni Avenue                                           Trustee
Providence, RI  02906

Richard M. Hunt (72)                 Director               University Marshal and
University Marshal's Office                                 Senior Lecturer, Harvard
Wadsworth House                                             University
1341 Massachusetts Avenue
Harvard University
Cambridge, MA  02138

Frank J. Rachwalski, Jr.             Vice President         Managing Director of Scudder   --
(54)+++                                                     Kemper Investments, Inc.

Ann M. McCreary (42)                 Vice President         Senior Vice President of       --
                                                            Scudder Kemper Investments,
                                                            Inc.

John R. Hebble (41)+                 Treasurer              Senior Vice President of       --
                                                            Scudder Kemper Investments,
                                                            Inc.

Caroline Pearson (37)+               Assistant Secretary    Senior Vice President of       Clerk
                                                            Scudder Kemper Investments,
                                                            Inc.; Associate, Dechert
                                                            Price & Rhoads (law firm)
                                                            1989 to 1997

* All the Directors and Officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
#        Messrs. Freeman and Fiedler are members of the Executive Committee.
+        Address: Two International Place, Boston, Massachusetts
++       Address: 345 Park Avenue, New York, New York
+++      Address: 222 South Riverside Plaza, Chicago, Illinois
++++     Address: 333 South Hope Street, 37th Floor, Los Angeles, California

         Directors of the Corporation not affiliated with the Adviser receive from the Corporation an annual fee and a fee for each Board of Directors and Board Committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Adviser do not receive compensation from the Corporation, but the Corporation may reimburse such Directors for all out-of-pocket expenses relating to attendance at meetings.

         As of September ____, 1999 the Directors and Officers of the Company, as a group, owned ________ shares, or ______% of the shares of Scudder Tax Free Money Market Series (Institutional Shares) as of the commencement of operations.

         As of September ____, 1999 the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of Scudder Money Market Series (Prime Reserve and Premium Money Market Shares).

         Certain accounts for which the Adviser acts as investment adviser owned _______ shares in the aggregate, or _____% of the outstanding shares of Scudder Money Market Series (Managed Shares) on September ____, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         As of September ____, 1999, the following shareholders held of record more than five percent of the Fund:

         Scudder Money Market Series (Managed Shares)

         Scudder Money Market Series (Institutional Shares)



         As of September ____, 1999 no other persons, to the knowledge of management, owned of record or beneficially more than 5% of the outstanding shares of the Fund. To the extent that any of the above institutions is the beneficial owner of more than 25% of the outstanding Shares of the Corporation or the Fund, it may be deemed to be a "control" person of the Corporation of such Fund for purposes of the 1940 Act.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

         The Board of Directors is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Directors" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

         The Board of Directors meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

         All the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Directors

         The Independent Directors receive the following compensation from the Fund of Scudder Fund, Inc.: an annual Director's fee of $1,500; a fee of $150 for attendance at each Board Meeting, Audit Committee Meeting or other meeting held for the purposes of considering arrangements between the Corporation on behalf of the Fund and the Adviser or any affiliate of the Adviser; $150 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees. Independent Directors do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Directors have in the past and may in the future waive a portion of their compensation.

         The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Director fee schedules. The following table shows the aggregate compensation received by each Independent Director during 1998 from the Corporation and from all of the Scudder funds as a group. In 1998, the Directors of the Fund met six times.

Name                                           Scudder Fund, Inc.*                      All Scudder Funds
----                                           -------------------                      -----------------

Dr. Rosita P. Chang, Director                       $8,900                             $46,750 (27 funds)

Edgar R. Fiedler, Director**                        $0                                 $59,005 (40 funds)

Peter B. Freeman, Director                          $8,900                             $172,407 (49 funds)

Dr. J.D. Hammond, Director                          $8,900                             $50,430 (27 funds)

Richard M. Hunt, Director                           $8,900                             $51,265 (22 funds)

* Scudder Fund, Inc. consists of Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series.

** Mr. Fiedler received $19,335 through a deferred compensation program. As of December 31, 1998, Mr. Fiedler had a total of $243,692 accrued in a deferred compensation program for serving on the Board of Directors of the Corporation.

         Members of the Board of Directors who are employees of the Adviser or its affiliates receive no direct compensation from the Corporation, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by the Fund.

                                      TAXES

         The Prospectus for each class of shares of the Fund describes generally the tax treatment of distributions by the Corporation. This section of the Statement includes additional information concerning federal taxes.

         Qualification by the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; or other income derived with respect to its business of investing in stock securities or currencies (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trade or business. As a regulated investment company, the Fund generally will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its investment company taxable income (including net short-term capital gain) and at least 90% of the excess of its tax exempt interest income over attributable expenses earned in each year. Investment income of the Fund includes, among other things, accretion of market and original issue discount, even though the Fund will not receive current payments on discount obligations.

         A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by the Fund that is subject to income tax will be considered to have been distributed by year-end.
In addition, dividends including "exempt-interest dividends," declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which the dividend was declared. The Fund intends that it will timely distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

         Any gain or loss realized upon a sale or redemption of shares of the Fund by an individual shareholder who is not a dealer in securities generally will be long- or short-term capital gain or loss, depending on the shareholder's holding period for the shares. However, any loss realized by a shareholder upon the sale or redemption of shares of the Fund held for six months or less is treated as long-term capital loss to the extent of any long-term capital gain distribution received by the shareholder. Any loss realized on a sale or exchange of shares of the Fund will be disallowed to the extent shares of such Fund are re-acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         Dividends paid out of the Fund's investment company taxable income (which includes, among other items, dividends, interest and net excess of net long-term capital losses) will be taxable to a shareholder as ordinary income. Because no portion of the Fund's income is expected to consist of dividends paid by U. S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction generally will be long- or short-term capital gain or loss. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

         Investments by the Fund in zero coupon or other original issue discount securities (other than tax-exempt securities) will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

         Gain derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price), including tax-exempt market discount bonds, held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

         Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continue to purchase or carry shares of an investment company paying exempt interest dividends (such as those of the Tax Free Fund) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.

         The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions (other than redemption proceeds, provided the Fund maintains a constant net asset value per share) payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

         The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

         Fund shareholders may be subject to state and local taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or the Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser will not place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.

         Although certain research services from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         The Directors review, from time to time, whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

                                 NET ASSET VALUE

         Net asset value per share for each class of the Fund is determined by Scudder Fund Accounting Corporation, a subsidiary of the Adviser, on each day the Exchange is open for trading. The net asset value per share of the Fund is determined at 4:00 p.m. The Exchange normally is closed on the following national holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per share of each class is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to that class, by the total number of outstanding shares of that class. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates. Other securities and assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Directors and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Directors review the valuation of the Fund's securities through receipt of regular reports from the Adviser at each regular Directors' meeting. Determinations of net asset value made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.

                             ADDITIONAL INFORMATION

Experts

         The financial highlights of the Fund included in the Institutional Shares, the Premium Shares, and the Managed Shares prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accounts, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with generally accepted auditing standards and the preparation of federal tax returns.

Other Information

         The CUSIP number of the Scudder Premium Money Market Shares is
         811149871

         The CUSIP number of the Scudder Institutional Money Market Shares is 811149863

         The CUSIP number of the Scudder Managed Money Market Shares is
         811149202

         The CUSIP number of the Scudder Prime Reserve Money Market Shares is 811149830

         The Fund has a fiscal year end of May 31.

         The law firm of Dechert Price & Rhoads is counsel to the Funds.

         Information enumerated below is provided at the Fund level since the Fund consisted of one class of shares (which class was redesignated as the Managed Shares Class) on December 31, 1998.

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Funds. The Fund pays SFAC an annual fee equal to 0.0200% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the Scudder Money Market Series, for the years ended December 31, 1998, 1997, and 1996, Scudder Fund Accounting Corporation's fee amounted to $189,715, $56,782 and $66,490, respectively, of which $23,946 was unpaid at December 31, 1998.

         Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Corporation and as such performs the customary services of a Transfer Agent and dividend disbursing agent. These services include, but are not limited to: (i) receiving for acceptance in proper form orders for the purchase or redemption of Fund shares and promptly effecting such orders; (ii) recording purchases of Fund shares and, if requested, issuing stock certificates; (iii) reinvesting dividends and distributions in additional shares or transmitting payments therefor; (iv) receiving for acceptance in proper form transfer requests and effecting such transfers; (v) responding to shareholder inquiries and correspondence regarding shareholder account status; (vi) reporting abandoned property to the various states; and (vii) recording and monitoring daily the issuance in each state of shares of the Fund of the Corporation. The Service Corporation applies monthly activity fees for servicing shareholder accounts of $220,000. Effective October 1, 1995 the minimum monthly charge to any Fund shall be the pro rata portion of the annual fee, determined by dividing such aggregate fee by the number of Funds of the Corporation and series of Institutional Fund. When the Fund's monthly activity charges do not equal or exceed the minimum monthly charge, the minimum will be charged.

         The Fund's Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Corporation has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Corporation and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

         The financial statements, including the investment portfolios of the Fund, together with the Report of Independent Accountants, Financial Highlights, notes to financial statements in the Annual Report to the Shareholders of the Fund dated ____________, 1999, and the unaudited semiannual report are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

         On November 13, 1998, the Corporation's Board of Directors approved a change in the Fund's fiscal year end from December 31 to May 31, effective May 31, 1999.

                                    APPENDIX

         The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.

Corporate and Municipal Bonds

         Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest degree of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations, neither highly protected nor poorly secured. Moody's applies numerical modifiers 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

         S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the higher rated issues only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible to" adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead a "weakened capacity" to make such payments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

         Fitch: The four highest ratings of Fitch for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F1+." Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings.

Corporate and Municipal Commercial Paper

         Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term obligations."

         S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+."

         Fitch: The rating "F-1" is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated "F-1."

Municipal Notes

         Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

         S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

         Fitch:   The  highest  ratings  for  state  and  municipal   short-term
obligations are "F-1+," "F-1," and "F-2."

                               SCUDDER FUND, INC.

                           PART C. - OTHER INFORMATION
                           ---------------------------

Item 23.            Exhibits
--------

                    (a)      (a)(1)     Articles of Incorporation dated June 16, 1982.
                                        (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                        Registrant's Registration Statement.)

                             (a)(2)     Articles Supplementary dated April 28, 1987.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.)

                             (a)(3)     Articles of Merger dated April 28, 1987.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.)

                             (a)(4)     Articles Supplementary dated February 20, 1991.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.)

                             (a)(5)     Articles of Transfer dated December 27, 1991.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.)

                             (a)(6)     Articles Supplementary dated February 7, 1992.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.)

                             (a)(7)     Articles of Amendment dated October 14, 1992.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.)

                             (a)(8)     Articles Supplementary for Managed Intermediate Government Fund, dated January
                                        18, 1993.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.)

                             (a)(9)     Articles Supplementary dated April 24, 1995.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.)

                             (a)(10)    Articles Supplementary dated January 25, 1996.
                                        (Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 21 to
                                        the  Registrant's Registration Statement.)

                             (a)(11)    Articles of Amendment dated June 12, 1997.
                                        (Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 24 to
                                        the Registrant's Registration Statement.)


                                       1


                             (a)(12)    Articles Supplementary dated June 12, 1997.
                                        (Incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 24 to
                                        the Registrant's Registration Statement.)

                             (a)(13)    Articles Supplementary dated August 11, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 28 to the
                                        Registrant's Registration Statement.)

                             (a)(14)    Articles Supplementary dated February 12, 1999.
                                        (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                        Registrant's Registration Statement.)

                    (b)      (b)(1)     By-laws as amended through October 24, 1996.
                                        (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                        Registrant's Registration Statement.)

                    (c)                 Not Applicable.

                    (d)      (d)(1)     Investment Management Agreement between the Registrant, on behalf of Scudder
                                        Money Market Series (formerly known as Managed Cash Fund), and Scudder Kemper Investments, Inc., dated September 7, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                        Registrant's Registration Statement.)

                             (d)(2)     Investment Management Agreement between the Registrant, on behalf of Scudder Tax
                                        Free Money Market Series, and Scudder Kemper Investments,
                                        Inc., dated September 7, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                        Registrant's Registration Statement.)

                             (d)(3)     Investment Management Agreement between the Registrant, on behalf of Scudder
                                        Government Money Market Series, and Scudder Kemper Investments, Inc., dated
                                        September 7, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                        Registrant's Registration Statement.)

                    (e)      (e)(1)     Underwriting Agreement dated September 7, 1998, between the Registrant and
                                        Scudder Investor Services.
                                        (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                        Registrant's Registration Statement.)

                    (f)                 Not Applicable.

                    (g)      (g)(1)     Custodian Agreement with State Street London Limited, dated November 13, 1985.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.)

                             (g)(2)     Fee Schedule for Exhibit (g)(1).
                                        (Incorporated by reference to Exhibit 8(c)(v) to Post-Effective Amendment No.
                                        20, filed on April 28, 1995.)

                             (g)(3)     Sub-Custodian Agreement with Bankers Trust Company (August 15, 1989).
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.)


                                       2


                             (g)(4)     Sub-Custodian Agreement with Irving Trust Company, as amended February 6, 1990.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.)

                    (h)      (h)(1)     Transfer Agency Agreement dated January 1, 1990.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.)

                             (h)(2)     Fee schedule for Exhibit 8(b).
                                        (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                        Registrant's Registration Statement.)

                             (h)(3)     Scudder Service Corporation Fee Information for Services Provided under Transfer
                                        Agency and Service Agreement, dated July 7, 1997.
                                        (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                        Registrant's Registration Statement.)

                             (h)(4)     Fund Accounting Fee Schedule between the Registrant and Scudder Fund Accounting
                                        Corp., dated July 7, 1997.
                                        (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                        Registrant's Registration Statement).

                    (i)                 Opinion and Consent of Counsel to be filed by amendment.

                    (j)                 Consent of Independent Accountants to be filed by amendment.

                    (k)                 Not Applicable.

                    (l)                 Not Applicable.

                    (m)                 Not Applicable.

                    (n)                 Financial Data Schedules to be filed by amendment.

                    (o)                 Multi-Distribution Plan pursuant to Rule 18f-3.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.)

Power of attorney for Dr. J.D. Hammond, Richard M. Hunt, Edgar R. Fiedler, Kathryn L. Quirk, and Peter B. Freeman is filed herein.

Item 24.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
             Name          of Directors of Registrant's Adviser
             ----          ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Zurich Holding Company of America o

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*


                                       4


                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item

27.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         John R. Hebble                    Assistant Treasurer                     Treasurer
         Two International Place
         Boston, MA  02110


                                       6


         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         James J. McGovern                 Chief Financial Officer                 None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                  Clerk                                   Assistant Secretary
         Two International Place
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  President
         345 Park Avenue                   Legal Officer and Assistant Clerk
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage
                 Underwriter             Commissions       and Repurchases       Commissions     Other Compensation
                 -----------             -----------       ---------------       -----------     ------------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of the Custodian, the Transfer Agent, the Distributor or the Registrant. Documents required by paragraphs (b)(4), (5), (6), (7), (9), (10), and
                  (11) and (f) of Rule 31a-1 (the "Rule"), will be kept at the offices of the Registrant,

                  345 Park Avenue, New York, New York; certain documents required to be kept under paragraphs (b)(1) and (b)(2)(iv) of the Rule will be kept at the offices of Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103; documents required to be kept under paragraph (d) of the Rule will be kept at the offices of Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103; and the remaining accounts, books and other documents required by the Rule will be kept at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 29.          Management Services.
--------          --------------------

                  Not Applicable.

Item 30           Undertakings.
-------           -------------

                  Not Applicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of July, 1999.


                                              SCUDDER FUND, INC.

                                              By /s/John Millette
                                                 ------------------------------
                                                 John Millette
                                                 Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                             TITLE                             DATE
---------                                             -----                             ----

/s/  Kathryn L. Quirk
------------------------------------------
Kathryn L. Quirk*                                     President, Principal              July 27, 1999
                                                      Executive Officer



------------------------------------------
Dr. Rosita P. Chang                                   Director                          July 27, 1999


/s/ J. D. Hammond
------------------------------------------
Dr. J.D. Hammond*                                     Director                          July 27, 1999


/s/ Richard M. Hunt
------------------------------------------
Richard M. Hunt*                                      Director                          July 27, 1999


/s/ Edgar R. Fiedler
------------------------------------------
Edgar R. Fiedler*                                     Director                          July 27, 1999


/s/ Peter B. Freeman
------------------------------------------
Peter B. Freeman*                                     Director                          July 27, 1999


/s/ John R. Hebble
------------------------------------------
John R. Hebble                                        Treasurer                         July 27, 1999

*By: /s/ John Millette
     -------------------------------------
     John Millette**

**   Attorney-in-fact pursuant to a power of
     attorney contained filed herein.

                                POWER OF ATTORNEY
                                -----------------

                               SCUDDER FUND, INC.

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as director or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/ Peter B. Freeman                                                                      6/30/99
---------------------------------------
Peter B. Freeman                             Director

                                POWER OF ATTORNEY
                                -----------------

                               SCUDDER FUND, INC.

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as director or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/ Edgar R. Fiedler                                                                      6/28/99
---------------------------------------
Edgar R. Fiedler                             Director

                                POWER OF ATTORNEY
                                -----------------

                               SCUDDER FUND, INC.

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as director or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/ J. D. Hammond                                                                         7/1/99
---------------------------------------
J. D. Hammond                                Director

                                POWER OF ATTORNEY
                                -----------------

                               SCUDDER FUND, INC.

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as director or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/ Richard M. Hunt                                                                       June 30, 1999
---------------------------------------
Richard M. Hunt                              Director

                                POWER OF ATTORNEY
                                -----------------

                               SCUDDER FUND, INC.

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as director or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----
/s/ Kathryn L. Quirk                                                                      6/30/99
---------------------------------------
Kathryn L. Quirk                             President

                                                            File No. 2-78122
                                                            File No. 811-3495








                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 32

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 28

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                               SCUDDER FUND, INC.

                               SCUDDER FUND, INC.


                                  EXHIBIT INDEX

                       Exhibits to be filed by amendment.